AXP (SM) State
                                                                  Tax-Exempt
                                                                       Funds
                                                      1999 SEMIANNUAL REPORT
American
  Express(R)
 Funds

(icon of) padlock

Tax-exempt funds from the following states:

California
Massachusetts
Michigan
Minnesota
New York
Ohio

Each Fund seeks to provide shareholders with a high level of income generally exempt from federal income tax as well as from the respective state and local income tax.

Twice the Tax Relief

Many people who want to reduce their tax burden favor municipal bonds because the interest they pay is generally free from federal tax. If you want to reduce state tax, too, you can invest in municipal bonds in the state you reside. Investments in municipal bonds are one of the best tax-advantaged investments still available to individuals. What's more, the money you invest is typically used by municipalities to fund projects such as schools and highways. So, with this investment, the benefits reach well beyond your pocketbook.

Contents
From the Chairman                  3
From the Portfolio Manager         4
Fund Facts                         5
The 10 Largest Holdings           11
Financial Statements              17
Notes to Financial Statements     24
Investments in Securities         38

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the boaard

From the Chairman
We are in an extraordinary period for investing in financial assets. Looking at year 2000, American Express Financial Corporation, the Fund's investment manager, expects the economy to continue to grow and long-term interest rates to rise only slightly. This is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment adviser who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

(picture of) Paul B. Hylle
Paul B. Hylle
Portfolio Manager

From the Portfolio Manager
In a very difficult environment for bonds, especially municipal issues, the Class A shares of AXP State Tax-Exempt Funds experienced losses (excluding the sales charge) on a total return basis (which includes net asset value change and interest income) during the first half of the fiscal year - July through December 1999. The Funds' monthly interest payout, however, remained largely unchanged over the six months.

Although the data had yet to reflect a significant upturn in consumer prices, the fear of potentially higher inflation was in the air when the period began. Fostering investors' concerns were ongoing economic strength, a run-up in oil prices, an unusually tight labor market and a hike in short-term interest rates by the Federal Reserve Board just prior to the start of the period.

Selling pressure increases
The ultimate result of these factors was increased selling pressure on bonds, which in turn dragged down prices for much of the six months. A particular problem for municipal issues was heavy selling on the part of insurance companies, which historically have been large holders of municipals. Also adding to the negative environment was a sizable new supply of corporate bonds, which further drew potential buyers away from the municipal market, and generally weak cash flow into municipal bond mutual funds.

For the Funds, this meant that, while they continued to earn interest income from its holdings, the drop in bond prices resulted in a decline in the net asset value (NAV). This was aggravated somewhat by my decision to increase the duration of the Funds' portfolios in anticipation of a potential interest-rate decline, which did not develop. (Duration, a function of the average maturity of the securities in a portfolio, affects the NAV's sensitivity to interest-rate changes. In general, the longer the duration, the greater the sensitivity.) On the other hand, I'm glad to be able to report that the Funds' interest income held up relatively well. This reflects my continued emphasis on keeping the Funds' income as high as prudently possible.

Looking at the Funds on an individual basis, all of the states represented remained in good-to-excellent financial health, thanks to ongoing economic growth. As a result, they also continued to enjoy bond-quality upgrades from rating agencies.

As we enter the second half of the fiscal year, I'm looking forward to what I think will be a gradually improving bond market, especially for municipals. First and probably foremost, I think we'll see signs that the economy is starting to cool off a bit, which in turn should alleviate concern on the part of investors and the Federal Reserve Board that inflation may be about to shoot up. Ultimately, that should reduce some of the upward pressure on interest rates. Beyond that, it appears that the bulk of selling pressure from institutional bond investors is over and that the municipal market won't be flooded with a supply of new issues in the months ahead.

Paul B. Hylle

Fund Facts

AXP California Tax-Exempt Fund


Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 1999                                                     $4.90
June. 30, 1999                                                    $5.18
Decrease                                                          $0.28

Distributions -- July 1, 1999 - Dec. 31, 1999
From income                                                       $0.13
From capital gains                                                $ --
Total distributions                                               $0.13
Total return*                                                   -3.04%**

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 1999                                                     $4.90
June. 30, 1999                                                    $5.18
Decrease                                                          $0.28

Distributions -- July 1, 1999 - Dec. 31, 1999
From income                                                       $0.11
From capital gains                                                $ --
Total distributions                                               $0.11
Total return*                                                   -3.39%**

 * The prospectus discusses the effect of sales charges, if any, on the various classes.
** The total return is a hypothetical investment in the Fund with all distributions reinvested.

AXP Massachusetts Tax-Exempt Fund

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 1999                                                     $5.06
June. 30, 1999                                                    $5.39
Decrease                                                          $0.33

Distributions -- July 1, 1999 - Dec. 31, 1999
From income                                                       $0.14
From capital gains                                                $ --
Total distributions                                               $0.14
Total return*                                                   -3.53%**

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 1999                                                     $5.06
June. 30, 1999                                                    $5.39
Decrease                                                          $0.33

Distributions -- July 1, 1999 - Dec. 31, 1999
From income                                                       $0.12
From capital gains                                                $ --
Total distributions                                               $0.12
Total return*                                                   -3.90%**

 * The prospectus discusses the effect of sales charges, if any, on the various classes.
** The total return is a hypothetical investment in the Fund with all distributions reinvested.

AXP Michigan Tax-Exempt Fund

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 1999                                                     $5.07
June. 30, 1999                                                    $5.38
Decrease                                                          $0.31

Distributions -- July 1, 1999 - Dec. 31, 1999
From income                                                       $0.14
From capital gains                                                $ --
Total distributions                                               $0.14
Total return*                                                   -3.18%**

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 1999                                                     $5.07
June. 30, 1999                                                    $5.38
Decrease                                                          $0.31

Distributions -- July 1, 1999 - Dec. 31, 1999
From income                                                       $0.12
From capital gains                                                $ --
Total distributions                                               $0.12
Total return*                                                   -3.57%**

  * The prospectus discusses the effect of sales charges, if any, on the various classes.
 ** The total return is a hypothetical investment in the Fund with all distributions reinvested.

AXP Minnesota Tax-Exempt Fund

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 1999                                                     $4.95
June. 30, 1999                                                    $5.26
Decrease                                                          $0.31

Distributions -- July 1, 1999 - Dec. 31, 1999
From income                                                       $0.14
From capital gains                                                $ --
Total distributions                                               $0.14
Total return*                                                   -3.20%**

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 1999                                                     $4.95
June. 30, 1999                                                    $5.26
Decrease                                                          $0.31

Distributions -- July 1, 1999 - Dec. 31, 1999
From income                                                       $0.12
From capital gains                                                $ --
Total distributions                                               $0.12
Total return*                                                   -3.57%**

 * The prospectus discusses the effect of sales charges, if any, on the various classes.
** The total return is a hypothetical investment in the Fund with all distributions reinvested.

AXP New York Tax-Exempt Fund

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 1999                                                     $4.85
June. 30, 1999                                                    $5.15
Decrease                                                          $0.30

Distributions -- July 1, 1999 - Dec. 31, 1999
From income                                                       $0.13
From capital gains                                                $ --
Total distributions                                               $0.13
Total return*                                                   -3.28%**

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 1999                                                     $4.85
June. 30, 1999                                                    $5.15
Decrease                                                          $0.30

Distributions -- July 1, 1999 - Dec. 31, 1999
From income                                                       $0.11
From capital gains                                                $ --
Total distributions                                               $0.11
Total return*                                                   -3.65%**

 * The prospectus discusses the effect of sales charges, if any, on the various classes.
** The total return is a hypothetical investment in the Fund with all distributions reinvested.

AXP Ohio Tax-Exempt Fund

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 1999                                                     $5.06
June. 30, 1999                                                    $5.36
Decrease                                                          $0.30

Distributions -- July 1, 1999 - Dec. 31, 1999
From income                                                       $0.14
From capital gains                                                $ --
Total distributions                                               $0.14
Total return*                                                   -3.10%**

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 1999                                                     $5.06
June. 30, 1999                                                    $5.36
Decrease                                                          $0.30

Distributions -- July 1, 1999 - Dec. 31, 1999
From income                                                       $0.12
From capital gains                                                $ --
Total distributions                                               $0.12
Total return*                                                   -3.49%**

 * The prospectus discusses the effect of sales charges, if any, on the various classes.
** The total return is a hypothetical investment in the Fund with all distributions reinvested.

The 10 Largest Holdings

AXP California Tax-Exempt Fund


                                                         Percent               Value
                                                     (of net assets)    (as of Dec. 31, 1999)
Anaheim Public Finance Authority Revenue Bonds
Electric Utilities San Juan Series 2
 5.75% 2022                                               4.49%               $10,824,053

Los Angeles Water & Power
Electric Plant Revenue Bonds Series 1990
 7.13% 2030                                               2.78                  6,697,989

Statewide Community Development Authority
Revenue Certificate of Participation
St. Joseph Health System Group
 6.50% 2015                                               2.49                  6,007,704

Community Development Authority Health Facilities
Unihealth America Certificate of Participation
Series 1993 Inverse Floater
 7.77% 2011                                               2.23                  5,387,500

San Francisco City & County Airport Commission
International Airport Refunding Revenue Bonds Issue 20
2nd Series 1998
 4.50% 2026                                               2.03                  4,892,563

Rancho Mirage Joint Powers Finance Authority
Certificate of Participation
Eisenhower Memorial Hospital
 7.00% 2022                                               1.88                  4,546,310

Fontana Redevelopment Agency
Refunding Certificate of Participation
Police Facility Series 1993
 5.63% 2016                                               1.78                  4,285,530

Northern California Transmission Select Auction
Variable Rate Security & Residual Interest Revenue Bonds
Inverse Floater
 5.50% 2024                                               1.74                  4,191,840

Redding Redevelopment Agency Tax Allocation

Refunding Bonds Canby Hilltop Cypress Series D
 5.00% 2023                                               1.68                  4,056,523

Sacramento Municipal Utility District Pre-refunded Bonds
Series Y
 6.75% 2019                                               1.49                  3,593,970

Note:   Investment  income  from  certain  securities  may  be  subject  to  the
Alternative  Minimum Tax  (A.M.T.).  For further  detail  about these  holdings, please refer to the section entitled "Investments in Securities".

The 10 holdings listed
here make up 22.59%
of net assets

(icon of) piechart

The 10 Largest Holdings

AXP Massachusetts Tax-Exempt Fund

                                                        Percent                    Value
                                                    (of net assets)         (as of Dec. 31, 1999)
Boston City Hospital Refunding Revenue Bonds
Series B
 5.75% 2023                                                3.48%                $2,776,259
Health & Educational Facilities Authority
Revenue Bonds Suffolk University Series B
 6.35% 2022                                                3.14                  2,509,122

Health & Educational Facilities Authority
Revenue Bonds Cape Cod Health System Series 1993A
 5.25% 2021                                                2.73                  2,177,075

State Health & Education Facilities Authority
Pre-refunded Revenue Bonds Boston College
Series 1991J
 6.63% 2021                                                2.55                  2,033,721

Industrial Finance Agency Pollution Control
Refunding Revenue Bonds Eastern Edison Series 1993
 5.88% 2008                                                2.43                  1,937,100

Health & Educational Facilities Authority
Revenue Bonds Charlton Memorial Hospital Series 1991B
 7.25% 2013                                                2.31                  1,846,548

State Turnpike Authority Metro Highway System

Senior Lien Revenue Bonds Toll Road Series 1997A
 5.00% 2037                                                2.06                  1,641,040

Municipal Wholesale Electric Power
Supply System Refunding Revenue Bonds
Series 1994B
 4.75% 2011                                                2.02                  1,611,155

Industrial Finance Agency Resource Recovery
Revenue Bonds SEMASS Series 1991A
 9.00% 2015                                                2.01                  1,604,850

State Health & Education Facilities Authority
College Revenue Bonds Brandeis University
Series 1998I
 4.75% 2028                                                1.99                  1,592,680

Note:   Investment  income  from  certain  securities  may  be  subject  to  the
Alternative  Minimum Tax (A.M.T.).  For further  details  about these  holdings, please refer to the section entitled "Investments in Securities".


The 10 holdings listed
here make up 24.72%
of net assets


(icon of) piechart


The 10 Largest Holdings

AXP Michigan Tax-Exempt Fund


                                                          Percent                     Value
                                                       (of net assets)         (as of Dec. 31, 1999)
Romulus Township School District Unlimited Tax
General Obligation Refunding Bonds
 5.75% 2022                                                3.14%                $2,408,549

Fowlerville Community Schools
Unlimited Tax General Obligation Refunding Bonds
 4.75% 2026                                                2.94                  2,259,521

State Building Authority Refunding Revenue Bonds
Series 1991I
 6.25% 2020                                                2.89                  2,215,774

State Hospital Finance Authority Hospital Pre-refunded
Revenue Bonds McLaren Obligated Group Series 1991A
 7.50% 2021                                                2.43                  1,866,043

State Strategic Fund Limited Tax Obligation Refunding

Revenue Bonds Ford Motor Series 1991A
 7.10% 2006                                                2.38                  1,826,451

Grand Ledge Public Schools Unlimited Tax General
Obligation Refunding Bonds Eaton, Clinton & Ionia
Counties Series 1995
 5.38% 2024                                                2.36                  1,807,840

Detroit Sewer Disposal Pre-refunded Revenue Bonds
 5.70% 2023                                                2.16                  1,656,416

Farmington Hills Hospital Finance Authority
Revenue Bonds Botsford General Hospital
Series 1992A
 6.50% 2022                                                2.06                  1,583,820

Buena Vista School District Saginaw County
School Building & Site Unlimited Tax
General Obligation Pre-refunded Bonds Series 1991
 7.20% 2016                                                2.06                  1,581,030

Northville Public Schools Unlimited Tax
General Obligation Bonds Series 1991B
 7.00% 2008                                                2.05                  1,576,545

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.). For further detail about these holdings, please refer to the section entitled "Investments in Securities."

10 holdings listed
here make up 24.47%
of net assets

(icon of) piechart

The 10 Largest Holdings

AXP Minnesota Tax-Exempt Fund


                                                         Percent                     Value
                                                    (of net assets)         (as of Dec. 31, 1999)
State University Board of Regents General Obligation
Bonds Series 1996A
 5.50% 2021                                                2.97%               $11,880,749

Minneapolis & St. Paul Housing & Redevelopment
Authority Health Care System Revenue Bonds
Healthspan Series 1993A
 4.75% 2018                                                2.82                 11,260,214

Minneapolis & St. Paul Housing & Redevelopment

Authority Health Care System Revenue Bonds
Group Health Plan Series 1992
 6.75% 2013                                                2.63                 10,521,314

State General Obligation Various Purpose
Pre-refunded Bonds Series 1991
 6.70% 2011                                                2.07                  8,266,879

State Housing Finance Agency Single Family
Housing Mortgage Revenue Bonds Series 1997E
 5.90% 2029                                                2.03                  8,115,134

Southern Minnesota Municipal Power Agency
Revenue Bonds
 4.75% 2016                                                1.96                  7,811,879

Hennepin County Lease Revenue Certificates of
Participation Series 1991
 6.80% 2017                                                1.89                  7,542,755

Edina Multi-family Housing Revenue Bonds Walker
Assisted Living Series 1991
 9.00% 2031                                                1.81                  7,231,088

St. Paul Housing & Redevelopment Authority
Sales Tax Revenue Bonds Civic Center
Escrowed to Maturity
 5.55% 2023                                                1.79                  7,156,500

Faribault Rice & Goodhue Counties Independent
School District 656 General Obligation School
Building Bonds Series 1995
 5.75% 2015                                                1.79                  7,149,435

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.). For further detail about these holdings, please refer to the section entitled "Investments in Securities."


The 10 holdings listed
here make up 21.76%
of net assets

(icon of) piechart

The 10 Largest Holdings

AXP New York Tax-Exempt Fund


                                                           Percent                  Value
                                                      (of net assets         (as of Dec. 31, 1999)

United Nations Development Senior Lien
Pre-refunded Revenue Bonds Series 1992A
 6.00% 2026                                                4.52%                $4,763,294

State Local Government Assistance Pre-refunded
Sales Tax Revenue Bonds Series 1991A
 7.00% 2016                                                3.98                  4,200,519

State Mortgage Agency Homeowner Mortgage
Refunding Revenue Bonds Series 1991TT
 7.50% 2015                                                3.93                  4,143,519

State Mortgage Agency Homeowner Mortgage
Revenue Bonds 27th Series 1992
 6.90% 2015                                                3.00                  3,165,360

Triborough Bridge & Tunnel Authority General
Purpose Pre-refunded Revenue Bonds Series 1990S
 7.00% 2021                                                2.96                  3,126,390
State Environmental Facilities State Water Revolving
Fund Pollution Control Revenue Bonds Series 1990A
 7.50% 2012                                                2.94                  3,100,770

State Dormitory Authority College Revenue Bonds
Consolidated City University System Series 1993A
 5.75% 2013                                                2.85                  3,008,400

State Energy Research & Development Authority
Solid Waste Disposal Revenue Bonds
New York State Electric & Gas Company Series 1993A A.M.T.
 5.70% 2028                                                2.63                  2,777,340

State Thruway Authority Local Highway & Bridge
Service Contract Pre-refunded Revenue Bonds
Series 1991
 6.00% 2011                                                2.41                  2,545,350

State Energy Research & Development Authority
Pollution Control Refunding Revenue Bonds

Rochester Gas & Electric Series 1992B A.M.T.
 6.50% 2032                                                2.40                  2,532,875

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.). For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The 10 holdings listed
here make up 31.62%
of net

(icon of) piechart

The 10 Largest Holdings
AXP Ohio Tax-Exempt Fund


                                                         Percent                     Value
                                                     (of net assets)         (as of Dec. 31, 1999)
Lakota Local School District
Unlimited Tax Improvement General Obligation Bonds
 6.25% 2014                                                3.10%                $2,140,301

Erie County Hospital Improvement Refunding
Revenue Bonds Firelands Community Hospital Series 1992
 6.75% 2015                                                2.95                  2,037,740

State Air Quality Development Authority Refunding
Revenue Bonds Series 1994 A.M.T.
 6.38% 2029                                                2.91                  2,012,260

State Municipal Electric Generation Agency Revenue Bonds
Joint Venture 5
 5.38% 2024                                                2.63                  1,817,940

Butler County Hospital Facility Improvement Refunding
Revenue Bonds Fort Hamilton-Hughes Memorial Center
Series 1991
 7.50% 2010                                                2.62                  1,811,128

State Valley School District School Improvement
Unlimited Tax General Obligation Bonds
Counties of Adams & Highland Series 1995
 5.25% 2021                                                2.60                  1,800,340

Lorain County Hospital Facilities Refunding Revenue Bonds
EMH Regional Medical Center Series 1995
 5.38% 2021                                                2.59                  1,792,860

Franklin County Convention Facilities Authority Tax & Lease
Revenue Anticipation Pre-refunded Bonds
 7.00% 2019                                                2.27                  1,568,715

State Housing Finance Agency  Mortgage  Revenue
Bonds Aristocrat South Board & Care Series 1991A A.M.T.
 7.30% 2031                                                2.22                  1,533,120

Cuyahoga County Hospital Refunding Revenue Bonds
Cleveland Clinic Foundation Series 1992
 5.50% 2011                                                2.18                  1,505,610

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.). For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The 10 holdings listed
here make up 26.07%
of net assets


(icon of) piechart

Financial Statements

Statements of assets and liabilities
AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust
                                                                    California   Massachusetts    Michigan
                                                                    Tax-Exempt    Tax-Exempt     Tax-Exempt
Dec. 31, 1999 (Unaudited)                                              Fund          Fund           Fund
 Assets
Investments in securities, at value (Note 1)
 (identified cost $238,366,885, $79,888,234 and $73,827,275)       $237,937,200    78,788,741    $74,296,390
Cash in bank on demand deposit                                           14,422       175,217      1,359,538
Accrued interest receivable                                           3,735,463     1,810,515      1,225,505
Receivable for investment securities sold                                 --           85,511          --
                                                                         ------        ------         ------
Total assets                                                        241,687,085    80,859,984     76,881,433

Liabilities
Dividends payable to shareholders                                       311,342        98,473        100,741
Payable for investment securities purchased                                 745       943,076          1,255
Accrued investment management services fee                                3,113         1,029            988
Accrued distribution fee                                                  2,077           886            663
Accrued transfer agency fee                                                 290           146            112
Accrued administrative services fee                                         265            87             84
Other accrued expenses                                                   63,909         3,942         16,689
                                                                         ------         -----         ------
Total liabilities                                                       381,741     1,047,639        120,532
                                                                        -------     ---------        -------
Net assets applicable to outstanding shares                        $241,305,344   $79,812,345    $76,760,901
                                                                   ============   ===========    ===========
Represented by
Shares of beneficial interest-- $.01 par value (Note 1)            $    492,733   $   157,762    $   151,298
Additional paid-in capital                                          246,743,996    82,408,496     78,024,463
Undistributed (excess of distributions over) net investment income          --          1,452              1
Accumulated net realized gain (loss) (Note 6)                        (5,500,955)   (1,602,130)    (1,825,754)
Unrealized appreciation (depreciation) on investments (Note 5)         (430,430)   (1,153,235)       410,893
                                                                       --------    ----------        -------
Total -- representing net assets applicable to outstanding shares   $241,305,344  $79,812,345    $76,760,901
                                                                    ============  ===========    ===========
Net assets applicable to outstanding shares:       Class A          $221,083,281  $63,364,724    $70,148,795
                                                   Class B          $ 20,222,063  $16,447,621    $ 6,612,106
Outstanding shares of beneficial interest:         Class A shares     45,143,734   12,524,921     13,826,650
                                                   Class B shares      4,129,569    3,251,271      1,303,196
Net asset value per share:                         Class A          $       4.90  $      5.06    $      5.07
                                                   Class B          $       4.90  $      5.06    $      5.07
                                                                    ------------  -----------    -----------

See accompanying notes to financial statements.

Statements  of assets and  liabilities
AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust
                                                                   Minnesota       New York        Ohio
                                                                   Tax-Exempt     Tax-Exempt     Tax-Exempt
Dec. 31, 1999 (Unaudited)                                             Fund          Fund           Fund
Assets
Investments in securities, at value (Note 1)
 (identified cost $403,718,446, $103,049,643 and $68,528,797)     $395,519,397  $103,725,013   $68,443,391
Cash in bank on demand deposit                                              --       148,910           --
Accrued interest receivable                                          7,883,631     1,930,672       947,518
Receivable for investment securities sold                               62,187            --        16,251
                                                                        ------      --------        ------
Total assets                                                       403,465,215   105,804,595    69,407,160

Liabilities
Disbursements in excess of cash on demand deposit                    3,330,615            --       128,884
Dividends payable to shareholders                                      575,394       276,417        90,810
Payable for investment securities purchased                              2,063         2,531            --
Accrued investment management services fee                               5,130         1,359           899
Accrued distribution fee                                                 3,721         1,009           621
Accrued transfer agency fee                                                668           175           110
Accrued administrative services fee                                        424           116            76
Other accrued expenses                                                  89,196        36,489        37,418
                                                                        ------        ------        ------
Total liabilities                                                    4,007,211       318,096       258,818
                                                                     ---------       -------       -------
Net assets applicable to outstanding shares                       $399,458,004  $105,486,499   $69,148,342
                                                                  ============  ============   ===========
Represented by
Shares of beneficial interest -- $.01 par value (Note 1)          $    807,268  $    217,721   $   136,789
Additional paid-in capital                                         415,214,306   107,549,145    70,887,689
Undistributed (excess of distributions over) net investment income      (1,186)           --            (1)
Accumulated net realized gain (loss) (Note 6)                       (8,267,259)   (2,838,288)   (1,732,318)
Unrealized appreciation (depreciation) on investments (Note 5)      (8,295,125)      557,921      (143,817)
                                                                    ----------       -------      --------
Total -- representing net assets applicable to outstanding shares $399,458,004  $105,486,499   $69,148,342
                                                                  ============  ============   ===========
Net assets applicable to outstanding shares:   Class A            $354,158,352  $ 91,596,576   $62,221,419
                                               Class B            $ 45,299,652  $ 13,889,923   $ 6,926,923
Outstanding shares of beneficial interest:     Class A shares       71,572,567    18,905,376    12,308,782
                                               Class B shares        9,154,258     2,866,692     1,370,147
Net asset value per share:                     Class A            $       4.95  $       4.85   $      5.06
                                               Class B            $       4.95  $       4.85   $      5.06
                                                                  ------------  ------------   -----------

See accompanying notes to financial statements.

Statements  of operations
AXP California  Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust
                                                                     California      Massachusetts      Michigan
                                                                     Tax-Exempt       Tax-Exempt       Tax-Exempt
Six months ended Dec. 31, 1999 (Unaudited)                              Fund            Fund              Fund
 Investment income
Income:
Interest                                                           $   7,575,820    $  2,588,463      $  2,478,731
                                                                   -------------    ------------      ------------
Expenses (Note 2):
Investment management services fee                                       602,169         199,570           191,011
Distribution fee
   Class A                                                               294,470          85,137            93,145
   Class B                                                               104,905          83,960            33,823
Transfer agency fee                                                       49,169          24,533            18,940
Incremental transfer agency fee
   Class A                                                                 4,953           2,276             1,955
   Class B                                                                   998             791               313
Administrative services fees and expenses                                 52,333          16,854            16,101
Compensation of board members                                              3,745           3,746             3,745
Custodian fees                                                            10,491           3,752             6,636
Printing and postage                                                      11,242             --              2,932
Registration fees                                                         11,774           4,899            13,315
Audit fees                                                                 8,500           7,750             7,750
Other                                                                        267             413               483
                                                                             ---             ---               ---
Total expenses                                                         1,155,016         433,681           390,149
   Earnings credits on cash balances (Note 2)                             (6,356)         (9,344)           (3,267)
                                                                          ------          ------            ------
Total net expenses                                                     1,148,660         424,337           386,882
                                                                       ---------         -------           -------
Investment income (loss)-- net                                         6,427,160       2,164,126         2,091,849
                                                                       ---------       ---------         ---------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                        252,454        (216,007)         (116,400)
   Financial futures contracts                                          (312,935)       (434,048)         (474,581)
                                                                        --------        --------          --------
Net realized gain (loss) on investments                                  (60,481)       (650,055)         (590,981)
Net change in unrealized appreciation (depreciation) on investments  (14,494,146)     (4,635,507)       (4,079,933)
                                                                     -----------      ----------        ----------
Net gain (loss) on investments                                       (14,554,627)     (5,285,562)       (4,670,914)
                                                                     -----------      ----------        ----------
Net increase (decrease) in net assets resulting from operations    $  (8,127,467)   $ (3,121,436)     $ (2,579,065)
                                                                   =============    ============      ============

See accompanying notes to financial statements.

Statements of operations
AXP  California  Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust
                                                                     Minnesota         New York            Ohio
                                                                     Tax-Exempt       Tax-Exempt        Tax-Exempt
Six months ended Dec. 31, 1999 (Unaudited)                              Fund             Fund              Fund
Investment income
Income:
Interest                                                            $ 14,097,894     $3,396,467         $ 2,269,333
                                                                    ------------     ----------         -----------
Expenses (Note 2):
Investment management services fee
                                                                       1,008,847        262,654             174,496
Distribution fee
   Class A                                                               491,227        122,900              83,496
   Class B                                                               231,354         67,231              37,278
Transfer agency fee                                                      113,927         29,951              18,832
Incremental transfer agency fee
   Class A                                                                11,421          2,925               1,913
   Class B                                                                 2,397            745                 357
Administrative services fees and expenses                                 88,535         22,364              14,661
Compensation of board members                                              4,107          3,745               3,746
Custodian fees                                                            11,170         11,373               2,613
Printing and postage                                                      16,808             --               2,977
Registration fees                                                         13,063         25,010              10,427
Audit fees                                                                 9,000          8,500               7,750
Other                                                                      2,849          4,418                 384
                                                                           -----          -----                 ---
Total expenses                                                         2,004,705        561,816             358,930
   Earnings credits on cash balances (Note 2)                            (23,461)        (3,666)             (1,496)
                                                                        -------         ------              ------
Total net expenses                                                     1,981,244        558,150             357,434
                                                                       ---------        -------             -------
Investment income (loss)-- net                                        12,116,650      2,838,317           1,911,899
                                                                      ----------      ---------           ---------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                        543,263        338,477            (105,575)
   Financial futures contracts                                          (581,953)      (960,264)           (474,144)
                                                                        --------       --------            --------
Net realized gain (loss) on investments                                  (38,690)      (621,787)           (579,719)
Net change in unrealized appreciation (depreciation) on investments  (26,551,178)    (6,117,258)         (3,753,175)
                                                                     -----------     ----------          ----------
Net gain (loss) on investments                                       (26,589,868)    (6,739,045)         (4,332,894)
                                                                     -----------     ----------          ----------
Net increase (decrease) in net assets resulting from operations     $(14,473,218)   $(3,900,728)        $(2,420,995)
                                                                    ============    ===========         ===========

See accompanying notes to financial statements.

Statements  of changes in net assets
AXP  California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust
                                                          California Tax-Exempt Fund     Massachusetts Tax-Exempt Fund
                                                          Dec. 31, 1999 June 30, 1999     Dec. 31, 1999June 30, 1999
                                                          Six months ended Year ended     Six months ended Year ended
                                                                  (Unaudited)                   (Unaudited)
Operations and distributions
Investment income (loss)-- net                           $    6,427,160  $  13,224,245    $  2,164,126   $  4,137,785
Net realized gain (loss) on investments                         (60,481)      (132,232)       (650,055)        35,026
Net change in unrealized appreciation
  (depreciation) on investments                             (14,494,146)    (8,521,862)     (4,635,507)    (2,888,857)
                                                            -----------     ----------      ----------     ----------
Net increase (decrease) in net assets
  resulting from operations                                  (8,127,467)     4,570,151      (3,121,436)     1,283,954
                                                             ----------      ---------      ----------      ---------
Distributions to shareholders from:
 Net investment income
   Class A                                                   (5,973,813)   (12,458,083)     (1,821,687)    (3,454,620)
   Class B                                                     (453,346)      (766,108)       (383,987)      (640,114)
   Net realized gain
      Class A                                                       --            --              (507)       (33,427)
      Class B                                                       --            --              (130)        (7,530)
                                                             ----------    -----------      ----------     ----------
Total distributions                                          (6,427,159)   (13,224,191)     (2,206,311)    (4,135,691)
                                                             ----------    -----------      ----------     ----------

Share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                   18,083,701     42,285,590       7,356,465     16,960,957
   Class B shares                                             3,103,817      8,682,050       3,005,681      6,288,904
Reinvestment of distributions at net asset value
   Class A shares                                             3,967,722      8,430,940       1,444,109      2,675,840
   Class B shares                                               346,959        588,371         318,832        532,827
Payments for redemption
   Class A shares                                           (33,555,605)   (36,166,864)    (11,601,208)   (13,594,414)
   Class B shares (Note 2)                                   (2,981,027)    (2,589,325)     (2,746,639)    (2,358,655)
                                                             ----------     ----------      ----------     ----------
Increase (decrease) in net assets
  from share transactions                                   (11,034,433)    21,230,762      (2,222,760)    10,505,459
                                                            -----------     ----------      ----------     ----------
Total increase (decrease) in net assets                     (25,589,059)    12,576,722      (7,550,507)     7,653,722
Net assets at beginning of period                           266,894,403    254,317,681      87,362,852     79,709,130
                                                            -----------    -----------      ----------     ----------
Net assets at end of period                                $241,305,344   $266,894,403     $79,812,345    $87,362,852
                                                           ============   ============     ===========    ===========
Undistributed (excess of distributions over)
  net investment income                                    $        --    $         (1)    $     1,452    $    43,000
                                                           ------------   ------------     -----------    -----------

See accompanying notes to financial statements.

Statements  of changes  in net assets
AXP  California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust
                                                      Michigan Tax-Exempt Fund      Minnesota Tax-Exempt Fund
                                                     Dec. 31, 1999 June 30, 1999   Dec. 31, 1999June 30, 1999
                                                     Six months ended Year ended   Six months ended Year ended
                                                             (Unaudited)                   (Unaudited)
Operations and distributions
Investment income (loss)-- net                      $  2,091,849    $  4,125,432  $  12,116,650    $  23,021,915
Net realized gain (loss) on investments                 (590,981)        460,666        (38,690)         399,217
Net change in unrealized appreciation
  (depreciation) on investments                       (4,079,933)     (3,039,567)   (26,551,178)     (13,019,298)
                                                      ----------      ----------    -----------      -----------
Net increase (decrease) in net assets
 resulting from operations                            (2,579,065)      1,546,531    (14,473,218)      10,401,834
                                                      ----------       ---------    -----------       ----------
Distributions to shareholders from:
Net investment income
    Class A                                           (1,940,720)     (3,880,954)   (10,993,113)     (21,267,346)
    Class B                                             (151,086)       (244,520)    (1,122,878)      (1,747,010)
   Net realized gain
    Class A                                               (4,302)       (295,764)          --              --
    Class B                                                 (408)        (21,598)          --              --
                                                            ----         -------        -------           -------
Total distributions                                   (2,096,516)     (4,442,836)   (12,115,991)     (23,014,356)
                                                      ----------      ----------    -----------      -----------

Share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                             6,144,580      10,840,031     34,107,248       81,903,764
   Class B shares                                      1,029,169       2,076,128      7,356,788       19,340,345
Reinvestment of distributions at net asset value
   Class A shares                                      1,399,829       3,033,680      8,501,793       16,537,485
   Class B shares                                        117,190         216,608        919,584        1,430,174
Payments for redemptions
   Class A shares                                     (9,735,851)    (11,501,402)   (70,439,472)     (66,199,264)
   Class B shares (Note 2)                              (720,628)       (620,911)    (5,790,676)      (5,079,371)
                                                        --------        --------     ----------       ----------
Increase (decrease) in net assets
   from share transactions                            (1,765,711)      4,044,134    (25,344,735)      47,933,133
                                                      ----------       ---------    -----------       ----------
Total increase (decrease) in net assets               (6,441,292)      1,147,829    (51,933,944)      35,320,611
Net assets at beginning of period                     83,202,193      82,054,364    451,391,948      416,071,337
                                                      ----------      ----------    -----------      -----------
Net assets at end of period                          $76,760,901     $83,202,193   $399,458,004     $451,391,948
                                                     ===========     ===========   ============     ============
Undistributed (excess of distributions over)
   net investment income                             $         1     $       (42)  $     (1,186)    $     (1,845)
                                                     -----------     -----------   ------------     ------------

See accompanying notes to financial statements.

Statements  of changes in net assets
AXP  California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust
                                                    New York Tax-Exempt Fund          Ohio Tax-Exempt Fund
                                                 Dec. 31, 1999   June 30, 1999   Dec. 31, 1999    June 30, 1999
                                               Six months ended    Year ended   Six months ended   Year ended
                                                         (Unaudited)                        (Unaudited)

Operations and distributions
Investment income (loss)-- net                  $   2,838,317   $   5,613,733    $  1,911,899      $  3,762,612
Net realized gain (loss) on investments              (621,787)        211,975        (579,719)           99,839
Net change in unrealized appreciation
 (depreciation) on investments                     (6,117,258)     (3,443,059)     (3,753,175)       (2,055,350)
                                                   ----------      ----------      ----------        ----------
Net increase (decrease) in net assets
 resulting from operations                         (3,900,728)      2,382,649      (2,420,995)        1,807,101
                                                   ----------       ---------      ----------         ---------
Distributions to shareholders from:
 Net investment income
    Class A                                        (2,539,642)     (5,126,805)     (1,746,295)       (3,477,589)
    Class B                                          (298,675)       (485,770)       (166,633)         (282,186)
                                                     --------        --------        --------          --------
Total distributions                                (2,838,317)     (5,612,575)     (1,912,928)       (3,759,775)
                                                   ----------      ----------      ----------        ----------

Share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                          7,117,704      13,763,495       5,409,184        12,196,295
   Class B shares                                   2,854,428       5,556,166         820,796         3,287,691
Reinvestment of distributions at net asset value
   Class A shares                                   1,784,695       3,536,147       1,218,013         2,533,703
   Class B shares                                     233,938         382,826         126,140           214,576
Payments for redemptions
   Class A shares                                 (13,811,811)    (17,500,028)     (9,351,666)      (11,351,271)
   Class B shares (Note 2)                         (1,899,721)     (1,828,945)     (1,359,403)         (820,294)
                                                   ----------      ----------      ----------          --------
Increase (decrease) in net assets
  from share transactions                          (3,720,767)      3,909,661      (3,136,936)        6,060,700
                                                   ----------       ---------      ----------         ---------
Total increase (decrease) in net assets           (10,459,812)        679,735      (7,470,859)        4,108,026
Net assets at beginning of period                 115,946,311     115,266,576      76,619,201        72,511,175
                                                  -----------     -----------      ----------        ----------
Net assets at end of period                      $105,486,499    $115,946,311     $69,148,342       $76,619,201
                                                 ============    ============     ===========       ===========
Undistributed (excess of distributions over)
  net investment income                          $         --    $         --     $        (1)      $     1,028
                                                   ----------      ----------     -----------       -----------

See accompanying notes to financial statements.

Notes to Financial Statements

AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust
(Unaudited as to Dec. 31, 1999)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
AXP California Tax-Exempt Trust and AXP Special Tax-Exempt Series Trust were organized as Massachusetts business trusts. AXP California Tax-Exempt Trust includes only AXP California Tax-Exempt Fund. AXP Special Tax-Exempt Series Trust is a "series fund" that is currently composed of individual state tax-exempt funds and one insured national tax-exempt fund, including AXP Massachusetts Tax-Exempt Fund, AXP Michigan Tax-Exempt Fund, AXP Minnesota Tax-Exempt Fund, AXP New York Tax-Exempt Fund, and AXP Ohio Tax-Exempt Fund (the Funds). The Funds are non-diversified, open-end management investment companies as defined in the Investment Company Act of 1940 (as amended). Each Fund has unlimited authorized shares of beneficial interest.

Each Fund's goal is to provide a high level of income generally exempt from federal income tax as well as from the respective state and local income tax. A portion of each Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. The Funds concentrate their investments in a single state and therefore may have more credit risk related to the economic conditions of the respective state than Funds that have a broader geographical diversification.

Each Fund offers Class A and Class B shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee and incremental transfer agency fee (class specific expenses) differs among classes. Income, expenses (other than class-specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sale price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Funds may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Each Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Funds may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Securities purchased on a when-issued basis
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuation, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid high-grade debt securities at least equal to the amount of its commitment. As of Dec. 31, 1999, AXP
Massachusetts Tax-Exempt Fund has entered into outstanding when-issued or forward commitments of $992,651.

Federal taxes
Each Fund's policy to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

Dividends to shareholders
Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.


2. EXPENSES AND SALES CHARGES
Each Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of each Fund's average daily net assets in reducing percentages from 0.47% to 0.38% annually.

Under an Administrative Services Agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. Each Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.50
o  Class B $20.50

Each Fund has  agreements  with American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares.

Sales charges received by the Distributor for distributing the Funds' shares for the six months ended Dec. 31, 1999, are as follows:

Fund                                          Class A                  Class B
California Tax-Exempt Fund                   $207,877                  $36,568
Massachusetts Tax-Exempt Fund                 145,052                   14,597
Michigan Tax-Exempt Fund                      125,967                    9,186
Minnesota Tax-Exempt Fund                     453,266                   37,152
New York Tax-Exempt Fund                       84,261                   19,550
Ohio Tax-Exempt Fund                           86,496                   20,843

During the six months ended Dec. 31, 1999, the Funds' custodian and transfer agency fees were reduced as a result of earnings credits from overnight cash balances as follows:

Fund                                        Reduction
California Tax-Exempt Fund                     $6,356
Massachusetts Tax-Exempt Fund                   9,344
Michigan Tax-Exempt Fund                        3,267
Minnesota Tax-Exempt Fund                      23,461
New York Tax-Exempt Fund                        3,666
Ohio Tax-Exempt Fund                            1,496

3. SECURITIES TRANSACTIONS
For the six months ended Dec. 31, 1999, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

Fund                                        Purchases                 Proceeds
California Tax-Exempt Fund                $29,262,829               $45,481,802
Massachusetts Tax-Exempt Fund               5,626,285                 8,191,815
Michigan Tax-Exempt Fund                    5,636,038                 9,250,263
Minnesota Tax-Exempt Fund                  43,861,669                53,812,501
New York Tax-Exempt Fund                    7,342,016                11,896,778
Ohio Tax-Exempt Fund                        6,880,592                 9,151,980

Realized gains and losses are determined on an identified cost basis.

4. SHARE TRANSACTIONS
Transactions in shares of each Fund for the periods indicated are as follows:

                                               California Tax-Exempt Fund
                                             Six months ended Dec. 31, 1999
                                            Class A                     Class B
Sold                                       3,610,531                    615,261
Issued for reinvested distributions          790,360                     69,150
Redeemed                                  (6,691,941)                  (595,237)
                                          ----------                   --------
Net increase (decrease)                   (2,291,050)                    89,174

                                                  Year ended June 30, 1999
                                            Class A                     Class B
Sold                                       7,876,900                  1,618,457
Issued for reinvested distributions        1,573,110                    109,894
Redeemed                                  (6,741,823)                  (485,671)
                                          ----------                   --------
Net increase (decrease)                    2,708,187                  1,242,680


                                               Massachusetts Tax-Exempt Fund
                                              Six months ended Dec. 31, 1999
                                            Class A                     Class B
Sold                                       1,410,179                    576,053
Issued for reinvested distributions          276,871                     61,121
Redeemed                                  (2,233,070)                  (525,073)
                                          ----------                   --------
Net increase (decrease)                     (546,020)                   112,101

   Year ended June 30, 1999
                                            Class A                     Class B
Sold                                       3,046,475                  1,130,787
Issued for reinvested distributions          481,681                     95,959
Redeemed                                  (2,445,264)                  (425,397)
                                          ----------                   --------
Net increase (decrease)                    1,082,892                    801,349


                                                Michigan Tax-Exempt Fund
                                               Six months ended Dec. 31, 1999
                                            Class A                     Class B
Sold                                       1,183,433                    197,160
Issues for reinvested distributions          268,883                     22,505
Redeemed                                  (1,875,157)                  (139,195)
                                          ----------                   --------
Net increase (decrease)                     (422,841)                    80,470

                                                  Year ended June 30, 1999
                                            Class A                     Class B
Sold                                       1,952,027                    218,977
Issues for reinvested distributions          546,553                    194,235
Redeemed                                  (2,069,273)                  (111,961)
                                          ----------                   --------
Net increase (decrease)                      429,307                    301,251

                                                 Minnesota Tax-Exempt Fund
                                               Six months ended Dec. 31, 1999
                                            Class A                     Class B
Sold                                       6,685,752                  1,443,353
Issued for reinvested distributions        1,670,712                    180,816
Redeemed                                 (13,913,231)                (1,144,240)
                                         -----------                 ----------
Net increase (decrease)                   (5,556,767)                   479,929

                                                  Year ended June 30, 1999
                                            Class A                     Class B
Sold                                      15,143,882                  3,578,954
Issued for reinvested distributions        3,061,091                    264,909
Redeemed                                 (12,237,821)                  (942,705)
                                         -----------                   --------
Net increase (decrease)                    5,967,152                  2,901,158


                                                  New York Tax-Exempt Fund
                                               Six months ended Dec. 31, 1999
                                            Class A                     Class B
Sold                                       1,437,455                    575,197
Issued for reinvested distributions          358,241                     46,965
Redeemed                                  (2,788,407)                  (380,855)
                                          ----------                   --------
Net increase (decrease)                     (992,711)                   241,307

                                                  Year ended June 30, 1999
                                            Class A                     Class B
Sold                                       2,594,887                  1,048,359
Issued for reinvested distributions          667,318                     72,294
Redeemed                                  (3,294,574)                  (345,553)
                                          ----------                   --------
Net increase (decrease)                      (32,369)                   775,100


                                                    Ohio Tax-Exempt Fund
                                               Six months ended Dec. 31, 1999
                                            Class A                     Class B
Sold                                       1,046,375                    157,904
Issued for reinvested distributions          234,779                     24,321
Redeemed                                  (1,810,446)                  (261,834)
                                          ----------                   --------
Net increase (decrease)                     (529,292)                   (79,609)

                                                  Year ended June 30, 1999
                                            Class A                    C lass B
Sold                                       2,212,340                    596,770
Issued for reinvested distributions          460,278                     38,999
Redeemed                                  (2,061,123)                  (149,003)
                                          ----------                   --------
Net increase (decrease)                      611,495                    486,766

5. INTEREST RATE FUTURES CONTRACTS
Investments in securities as of Dec. 31, 1999, included securities that were valued and pledged as collateral to cover initial margin deposits, (see "Summary of significant accounting policies") as follows:

                                                                      Open
                                      Market value               purchase (sale)
Fund                                 of collateral                  contracts
California Tax-Exempt Fund            $   196,694                       (30)
Massachusetts Tax-Exempt Fund              81,750                        37
Michigan Tax-Exempt Fund                1,652,763                        40
Minnesota Tax-Exempt Fund                 195,156                        66
New York Tax-Exempt Fund                  231,728                        81
Ohio Tax-Exempt Fund                    1,513,920                        40

The market value of the open purchase contracts (sale contracts for California Tax-Exempt Fund) as of Dec. 31, 1999, was as follows:

                                                                         Net
                                      Market value                   unrealized
Fund                                   of futures                    gain (loss)
California Tax-Exempt Fund             $2,774,063                  $       (745)
Massachusetts Tax-Exempt Fund           3,421,344                       (53,742)
Michigan Tax-Exempt Fund                3,698,750                       (58,222)
Minnesota Tax-Exempt Fund               6,102,938                       (96,076)
New York Tax-Exempt Fund                7,489,969                      (117,449)
Ohio Tax-Exempt Fund                    3,698,750                       (58,411)

The Funds maintain, in a segregated account with its custodian, advanced refunded bonds with at least a market value equal to the value of open long futures contracts. Advanced refunded bonds are highly liquid, usually covered by government securities, which will be refunded at the bond's first call date.

6. CAPITAL LOSS CARRYOVER
For federal income tax purposes, capital loss carryovers were as follows as of June 30, 1999:

Fund                                    Carryover              Expiration date
California Tax-Exempt Fund              $1,940,553                  2006-2008
Massachusetts Tax-Exempt Fu                207,717                    2008
Michigan Tax-Exempt Fund                   233,234                    2008
Minnesota Tax-Exempt Fund                1,997,741                  2005-2008
New York Tax-Exempt Fund                 1,342,074                  2005-2008
Ohio Tax-Exempt Fund                       182,633                  2005-2008

It is unlikely the board will authorize a distribution of any net realized capital gains for a Fund until the respective capital loss carryover has been offset or expires.

7. BANK BORROWINGS
Each Fund has a revolving credit agreement with U.S. Bank, N.A., whereby each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables each Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. Each Fund had no borrowings outstanding during the six months ended Dec. 31, 1999.

8. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating each Fund's results.

AXP California Tax-Exempt Trust
AXP California Tax-Exempt Fund

Fiscal period ended June 30,

Per share income and capital changesa
                                                              Class  A                               Class B
                                                  1999b  1999   1998  1997  1996       1999b   1999    1998    1997    1996
Net asset value, beginning of period             $5.18  $5.35  $5.24 $5.15 $5.16      $5.18   $5.35   $5.24   $5.15   $5.16
Income from investment operations:
Net investment income (loss)                       .13    .27    .29   .29   .28        .11     .22     .25     .25     .24
Net gains (losses) (both realized and unrealized) (.28)  (.17)   .11   .10   .02       (.28)   (.17)    .11     .10     .02
Total from investment operations                  (.15)   .10    .40   .39   .30       (.17)    .05     .36     .35     .26
Less distributions:
Dividends from net investment income              (.13)  (.27)  (.29) (.29) (.28)      (.11)   (.22)   (.25)   (.25)   (.24)
Distributions from realized gains                   --     --     --  (.01) (.03)        --      --      --    (.01)   (.03)
Total distributions                               (.13)  (.27)  (.29) (.30) (.31)      (.11)   (.22)   (.25)   (.26)   (.27)
Net asset value, end of period                   $4.90  $5.18  $5.35 $5.24 $5.15      $4.90   $5.18   $5.35   $5.24   $5.15

Ratios/supplemental data
Net assets, end of period (in millions)           $221   $246   $239  $232  $234        $20     $21     $15     $10      $6
Ratio of expenses to average daily net assetsd    .84%c  .79%   .75%  .77%  .80%       1.60%c 1.53%   1.50%   1.52%   1.57%
Ratio of net investment income (loss)
to average daily net assets                      5.07%c 4.97%  5.24% 5.64% 5.40%       4.32%c 4.23%   4.50%   4.94%   4.64%
Portfolio turnover rate
(excluding short-term securities)                  12%    16%    15%   14%   15%         12%    16%     15%     14%     15%
Total returne                                   (3.04%) 1.80%  7.72% 7.77% 6.00%      (3.39%) 1.03%   6.94%   6.95%   5.19%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Dec. 31, 1999 (Unaudited).
c Adjusted to an annual basis.
d Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
e Total return does not reflect payment of a sales charge

AXP Special Tax-Exempt Series Trust
AXP Massachusetts Tax-Exempt Fund

Fiscal period ended June 30,

Per share income and capital changesa
                                                              Class  A                                   Class B
                                                  1999b   1999   1998   1997  1996         1999b   1999    1998    1997    1996
Net asset value, beginning of period             $5.39   $5.56  $5.42  $5.30 $5.27        $5.39   $5.56   $5.42   $5.30   $5.27
Income from investment operations:
Net investment income (loss)                       .14     .27    .29    .29   .28          .12     .23     .24     .25     .24
Net gains (losses) (both realized and unrealized) (.33)   (.17)    14    .12   .03         (.33)   (.17)    .14     .12     .03
Total from investment operations                  (.19)    .10    .43    .41   .31         (.21)    .06     .38     .37     .27
Less distributions:
Dividends from net investment income              (.14)   (.27)  (.29)  (.29) (.28)        (.12)   (.23)   (.24)   (.25)   (.24)
Net asset value, end of period                   $5.06   $5.39  $5.56  $5.42 $5.30        $5.06   $5.39   $5.56   $5.42   $5.30

 Ratios/supplemental data
Net assets, end of period (in millions)            $63     $70    $67    $67   $68          $16     $17     $13      $8      $6
Ratio of expenses to average daily net assetsd    .87%c   .81%   .82%   .84%  .86%        1.63%c  1.56%   1.57%   1.59%   1.63%
Ratio of net investment income (loss)
to average daily net assets                      5.25%c  4.99%  5.17%  5.32% 5.26%        4.49%c  4.25%   4.43%   4.58%   4.51%
Portfolio turnover rate
(excluding short-term securities)                   7%     5%      9%     8%    6%           7%      5%      9%      8%      6%
Total returne                                   (3.53%) 1.72%   8.13%  7.81% 5.96%       (3.90%)   .96%   7.32%   7.00%   5.19%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Dec. 31, 1999 (Unaudited).
c Adjusted to an annual basis.
d Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
e Total return does not reflect payment of a sales charge.

AXP Special Tax-Exempt Series Trust
AXP Michigan Tax-Exempt Fund

Fiscal period ended June 30,

Per share income and capital changesa
                                                            Class  A                                   Class B
                                                1999b  1999   1998   1997   1996         1999b   1999    1998    1997    1996
Net asset value, beginning of per iod          $5.38  $5.57  $5.44  $5.36  $5.39        $5.38   $5.57   $5.44   $5.36   $5.39
Income from investment operations:
Net investment income (loss)                     .14    .28    .29    .29    .30          .12     .24     .25     .25     .25
Net gains (losses)
(both realized and unrealized)                  (.31)  (.17)   .13    .08    .04         (.31)   (.17)    .13     .08     .04
Total from investment operations                (.17)   .11    .42    .37    .34         (.19)    .07     .38     .33     .29
Less distributions:
Dividends from net investment income            (.14)  (.28)  (.29)  (.29)  (.30)        (.12)   (.24)   (.25)   (.25)   (.25)
Distributions from realized gains                --    (.02)    --     --   (.07)          --    (.02)     --     --     (.07)
Total distributions                             (.14)  (.30)  (.29)  (.29)  (.37)        (.12)   (.26)   (.25)   (.25)   (.32)
Net asset value, end of period                 $5.07  $5.38  $5.57  $5.44  $5.36        $5.07   $5.38   $5.57   $5.44   $5.36

Ratios/supplemental data
Net assets, end of period (in millions)          $70    $77    $77    $77    $79           $7      $7      $5      $4      $3
Ratio of expenses to average daily net assetsd  .90%c  .83%   .82%   .81%   .82%        1.66%c  1.59%   1.57%   1.56%   1.59%
Ratio of net investment income
(loss) to average daily net assets             5.24%c 5.00%  5.19%  5.38%  5.37%        4.49%c  4.25%   4.44%   4.65%   4.63%
Portfolio turnover rate
(excluding short-term securities)                 7%    20%    10%    21%    29%           7%     20%     10%     21%     29%
Total returne                                 (3.18%) 1.92%  7.66%  7.12%  6.30%       (3.57%)  1.17%   6.86%   6.32%   5.57%

a For a share outstanding throughout the period.  Rounded to the nearest cent.
b Six months ended Dec. 31, 1999 (Unaudited).
c Adjusted to an annual basis.
d Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
e Total return does not reflect payment of a sales charge.

AXP Special Tax-Exempt Series Trust
AXP Minnesota Tax-Exempt Fund

Fiscal period ended June 30,

Per share income and capital changesa
                                                            Class  A                               Class B
                                                1999b  1999   1998    1997   1996      1999b  1999   1998    1997    1996
Net asset value, beginning of period           $5.26  $5.41  $5.30   $5.20  $5.19     $5.26  $5.41  $5.30   $5.20   $5.19
Income from investment operations:
Net investment income (loss)                     .14    .29    .30     .31    .30       .12    .25    .26     .27     .26
Net gains (losses)
(both realized and unrealized)                  (.31)  (.15)   .11     .10    .01      (.31)  (.15)   .11     .10     .01
Total from investment operations                (.17)   .14    .41     .41    .31      (.19)   .10    .37     .37     .27
Less distributions:
Dividends from net investment income            (.14)  (.29)  (.30)   (.31)  (.30)     (.12)  (.25)  (.26)   (.27)   (.26)
Net asset value, end of period                 $4.95  $5.26  $5.41   $5.30  $5.20     $4.95  $5.26  $5.41   $5.30   $5.20

Ratios/supplemental data
Net assets, end of period (in millions)         $354   $406   $385    $376   $393       $45    $46    $31     $22     $16
Ratio of expenses to average daily net assetsd  .83%c  .78%   .75%    .75%   .80%     1.59%c 1.54%  1.50%   1.50%   1.57%
Ratio of net investment income (loss)
to average daily net assets                    5.60%c 5.37%  5.61%   5.81%  5.66%     4.85%c 4.61%  4.86%   5.05%   4.94%
Portfolio turnover rate
(excluding short-term securities)                10%    13%     8%     14%    13%       10%    13%     8%     14%     13%
Total returne                                 (3.20%) 2.62%  7.96%   8.06%  5.99%    (3.57%) 1.85%  7.17%   7.23%   5.20%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Dec. 31, 1999 (Unaudited).
c Adjusted to an annual basis.
d Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
e Total return does not reflect payment of a sales charge.

AXP Special Tax-Exempt Series Trust
AXP New York Tax-Exempt Fund

Fiscal period ended June 30,

Per share income and capital changesa
                                                              Class A                            Class B
                                                  1999b  1999  1998  1997  1996     1999b   1999   1998  1997  1996
Net asset value, beginning of period             $5.15  $5.29 $5.15 $5.06 $5.09    $5.15   $5.29  $5.15 $5.06 $5.09
Income from investment operations:
Net investment income (loss)                       .13    .25   .27   .28   .29      .11     .21    .23   .25   .25
Net gains (losses) (both realized and unrealized) (.30)  (.14)  .14   .09  (.03)    (.30)   (.14)   .14   .09  (.03)
Total from investment operations                  (.17)   .11   .41   .37   .26     (.19)    .07    .37   .34   .22
Less distributions:
Dividends from net investment income              (.13)  (.25) (.27) (.28) (.29)    (.11)   (.21)  (.23) (.25) (.25)
Net asset value, end of period                   $4.85  $5.15 $5.29 $5.15 $5.06    $4.85   $5.15  $5.29 $5.15 $5.06

 Ratios/supplemental data
Net assets, end of period (in millions)            $92   $102  $105  $108  $115      $14     $14    $10    $8    $5
Ratio of expenses to average daily net assetsd    .92%c  .82%  .79%  .81%  .82%    1.65%c  1.57%  1.55% 1.56% 1.59%
Ratio of net investment income (loss)
to average daily net assets                      5.17%c 4.93% 5.22% 5.55% 5.51%    4.44%c  4.20%  4.47% 4.81% 4.79%
Portfolio turnover rate
(excluding short-term securities)                   7%     8%   10%   12%    9%       7%      8%    10%   12%    9%
Total returne                                   (3.28%) 2.04% 8.20% 7.60% 5.23%   (3.65%)  1.28%  7.35% 6.80% 4.40%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Dec. 31, 1999 (Unaudited).
c Adjusted to an annual basis.
d Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
e Total return does not reflect payment of a sales charge.

AXP Special Tax-Exempt Series Trust
AXP Ohio Tax-Exempt Fund

Fiscal period ended June 30,
Per share income and capital changesa
                                                              Class  A                                 Class B
                                                  1999b  1999   1998   1997   1996       1999b   1999    1998    1997    1996
Net asset value, beginning of period             $5.36  $5.50  $5.38  $5.28  $5.28      $5.36   $5.50   $5.38   $5.28   $5.28
Income from investment operations:
Net investment income (loss)                       .14    .27    .29    .29    .29        .12     .23     .24     .25     .24
Net gains (losses) (both realized and unrealized) (.30)  (.14)   .12    .10    .01       (.30)   (.14)    .13     .10     .01
Total from investment operations                  (.16)   .13    .41    .39    .30       (.18)    .09     .37     .35     .25
Less distributions:
Dividends from net investment income              (.14)  (.27)  (.29)  (.29)  (.29)      (.12)   (.23)   (.25)   (.25)   (.24)
Distributions from realized gains                   --     --     --     --   (.01)        --      --      --      --    (.01)
Total distributions                               (.14)  (.27)  (.29)  (.29)  (.30)      (.12)   (.23)   (.25)   (.25)   (.25)
Net asset value, end of period                   $5.06  $5.36  $5.50  $5.38  $5.28      $5.06   $5.36   $5.50   $5.38   $5.28

Ratios/supplemental data
Net assets, end of period (in millions)            $62    $69    $67    $67    $72         $7      $8      $5      $4      $2
Ration of expenses to average daily net assetsd   .89%c  .88%    83%   .83%   .85%      1.65%c  1.63%   1.59%   1.59%   1.59%
Ratio of net investment income (loss)
to average daily net assets                      5.23%c 5.02%  5.22%  5.46%  5.35%      4.47%c  4.27%   4.47%   4.74%   4.63%
Portfolio turnover rate
(excluding short-term securities)                  10%     5%    10%     9%    24%        10%      5%     10%      9%     24%
Total returne                                   (3.10%) 2.50%  7.79%  7.43%  5.76%     (3.49%)  1.75%   6.98%   6.62%   4.96%

a For a share outstanding throughout the period.  Rounded to the nearest cent.
b Six months ended Dec. 31, 1999 (Unaudited).
c Adjusted to an annual basis.
d Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
e Total return does not reflect payment of a sales charge.

Investments in Securities

AXP California Tax-Exempt Fund
Dec. 31, 1999 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (96.8%)
Name of issuer and title of issue(b,c)                       Coupon            Principal            Value(a)
rate  amount
ABAG Financial Authority for Nonprofit Corporations
   Certificate of Participation International School
   Series 1996
      05-01-26                                                7.38%           $2,200,000           $2,252,932
Alhambra City Elementary School District
   Los Angeles County Election of 1999
   General Obligation Bonds Zero Coupon
   Series 1999A (FSA Insured)
      09-01-22                                                5.95            1,055,000(e)            261,471
Alta Loma School District Unlimited Tax
   Capital Appreciation General Obligation Bonds
   Zero Coupon Series 1999A (FGIC Insured)
      08-01-23                                                5.69            2,600,000(e)            607,646
Anaheim Public Finance Authority
   Capital Appreciation Improvement Revenue Bonds
   Zero Coupon Series 1997C (FSA Insured)
      09-01-25                                                5.61            2,170,000(e)            448,257
Anaheim Public Finance Authority
   Revenue Bonds Electric Utilities
   San Juan Series 2 (FGIC Insured)
      10-01-22                                                5.75           11,100,000            10,824,053
Brea Public Financing Authority Water Refunding Bonds
   (FGIC Insured)
      07-01-21                                                4.75            1,000,000               835,300
Brea Redevelopment Agency Tax Allocation Refunding Bonds
   Redevelopment Project AB (MBIA Insured)
      08-01-17                                                5.50            1,800,000             1,716,084
Burbank Redevelopment Agency Tax Allocation Bonds
   Golden State Series 1993A
      12-01-23                                                6.00            2,000,000             1,938,240
Chapman College Educational Facilities Authority
   Revenue Bonds Series 1991B
      01-01-18                                                7.50              500,000               526,395
Clearlake Redevelopment Agency
   Highlands Park Community Development
   Tax Allocation Bonds Series 1993
      10-01-23                                                6.40            1,420,000             1,378,380
Community Development Authority Health Facilities
   Unihealth America Certificate of Participation
   Series 1993 Inverse Floater (AMBAC Insured)
      10-01-11                                                7.77            5,000,000(f)          5,387,500
Contra Costa County Residential Rent Facility
   Multi-family Housing Revenue Bonds Cypress Meadows
   Series 1998E A.M.T.
      09-01-28                                                7.00            2,000,000             1,736,240
Corona Community Facilities District 90-1
   Special Tax Refunding Bonds Series 1998A
      09-01-20                                                4.70            1,905,000             1,586,484
East Bay Municipal Utility District
   Water Systems Revenue Bonds
   (MBIA Insured)
      06-01-28                                                4.75            2,695,000             2,182,788
Eastern Municipal Water District Riverside County
   Water & Sewer Pre-refunded Revenue
   Certificates of Participation Series 1991 (FGIC Insured)
      07-01-20                                                6.50            3,000,000             3,149,850
Eastern Municipal Water District Riverside County
   Water & Sewer Revenue Certificates of Participation
   Series 1991
      07-01-23                                                6.00            1,000,000             1,042,310
El Centro Financial Authority Water & Wastewater
   Revenue Bonds Series 1997A (AMBAC Insured)
      10-01-27                                                5.13            1,200,000             1,046,580
El Monte Department Public Social Services Facility
   Certificates of Participation (AMBAC Insured)
      06-01-30                                                4.75            1,500,000             1,202,160
Encinitas Unified School District
   Unlimited General Obligation Bonds
   Zero Coupon Series 1996 (MBIA Insured)
      08-01-15                                                5.85            2,500,000(e)          1,010,225
      08-01-16                                                5.85            1,000,000(e)            375,170
Folsom Special Tax  Refunding Bonds
   Community Facilities District 10
      09-01-24                                                7.00            3,000,000             2,948,460
Fontana Redevelopment Agency
   Refunding Certificate of Participation
   Police Facility Series 1993
      04-01-16                                                5.63            4,500,000             4,285,530
Fontana Unified School District
   San Bernardino County General Obligation
   Convertible Capital Appreciation Bonds
   Series 1995C (FGIC Insured)
      05-01-20                                                6.15            3,470,000             3,529,753
Fontana Unified School District
   Unlimited Tax General Obligation Bonds
   Zero Coupon Series D (FGIC Insured)
      05-01-22                                                6.28            2,000,000(g)          1,868,180
Foothill/Eastern Transportation Corridor Agency
   Toll Road Senior Lien Revenue Bonds Series 1995A
      01-01-34                                                6.00            1,775,000             1,900,368
Fresno Unified School District
   Fresno County Refunding General Obligation
   Bonds Series 1999C (MBIA Insured)
      08-01-22                                                5.90            2,000,000             2,004,840
Garden Grove Agency Community Development
   Tax Allocation Refunding Bonds
   Garden Grove Community
      10-01-23                                                5.88            3,000,000             2,791,440
Garden Grove Certificates of Participation
   Bahia Village/Emerald Isle
   (FSA Insured)
      08-01-23                                                5.70            2,660,000             2,566,980
Hemet Redevelopment Agency Tax Allocation
   Bonds Series 1999A (AMBAC Insured)
      09-15-28                                                4.75            2,390,000             1,933,414
Huntington Beach Certificate of Participation Revenue Bonds
   Civic Center Refinancing (AMBAC Insured)
      08-01-16                                                5.50            1,715,000             1,664,116
Infrastructure & Economic Development Bank
   Revenue Bonds American Center for Wine, Foods & Arts
   (ACA Insured)
      12-01-19                                                5.70            2,500,000             2,348,750
Inglewood Redevelopment Agency Revenue Bonds
   Series 1998A (AMBAC Insured)
      05-01-23                                                5.25            1,100,000               993,190
Intercommunity Hospital Finance Authority
   Certificate of Participation (ACA Insured)
      11-01-19                                                5.25            4,000,000             3,536,040
Irwindale Redevelopment Agency Sub Lien
   Tax Allocation Bonds Series 1996
      12-01-19                                                7.00            1,700,000             1,766,300
Janesville Union School District
   Lassen County General Obligation Bonds
   Series 1996
      08-01-21                                                6.45              865,000(d)            850,702
La Mirada Redevelopment Agency Special Tax
  Refunding Revenue Bonds Community Facilities
   District 89-1 Series 1998
      10-01-20                                                5.70            1,000,000               898,340
Lake Elsinore Public Finance Authority
   Local Agency Revenue Bonds Series 1997F
      09-01-20                                                7.10            3,000,000             3,033,780
Lake Elsinore Public Finance Authority
   Tax Allocation Revenue Bonds Series 1999A
      09-01-30                                                5.50            2,500,000             2,128,425
Lake Elsinore Redevelopment Agency
   Community Facilities District 90
   Tuscany Hills Public Improvements
   Special Tax Parity Bonds Series 1999A
      10-01-24                                                6.05            2,000,000             1,815,120
Lake Elsinore School Finance Authority
   Revenue Bonds Series 1997
      09-01-19                                                6.13            1,235,000             1,194,492
Las Virgenes Unified School District
   Los Angeles County Capital Appreciation
   General Obligation Bonds Zero Coupon Series 1997B
   (FSA Insured)
      11-01-21                                                5.67            1,800,000(e)            470,574
      11-01-22                                                5.68            2,300,000(e)            564,213
      11-01-23                                                5.68            2,945,000(e)            677,733
Los Angeles County Schools Regionalized
   Business Services Pooled Financing Program
   Certificate of Participation Series 1999A
   (AMBAC Insured)
      08-01-27                                                5.97            2,410,000               436,282
Los Angeles Department of Airports Revenue Bonds
   Los Angeles International Airport Series 1995D
   (FGIC Insured) A.M.T.
      05-15-15                                                5.50            1,000,000               966,720
Los Angeles Department of Water & Power
   Waterworks Refunding Revenue Bonds
   Series 2 (Secondary FGIC Insured)
      05-15-18                                                4.50            3,000,000             2,473,830
Los Angeles Multi-family Housing Revenue Bonds
   Park Parthenia Series 1986A
   (GNMA Insured) A.M.T.
      01-20-22                                                7.40            1,000,000             1,017,340
LosAngeles  Single Family Home Mortgage  Revenue Bonds
   Series 1991A (GNMA & FNMA
   Insured) A.M.T.
      06-01-25                                                6.88              745,000               759,095
Los Angeles State Harbor Revenue Bonds
   Escrowed to Maturity
      10-01-18                                                7.60            1,000,000             1,200,170
Los Angeles State Harbor Revenue Bonds
   Series 1996B (MBIA Insured) A.M.T.
      11-01-19                                                5.38            2,000,000             1,821,460
      11-01-23                                                5.38            1,300,000             1,158,391
Los Angeles Wastewater System
   Refunding Revenue Bonds Series D (FGIC Insured)
      11-01-17                                                4.70            1,000,000               854,450
Los Angeles Water & Power
   Electric Plant Revenue Bonds Series 1990
      05-15-30                                                7.13            6,500,000             6,697,989
Millbrae Residential Facility Revenue Bonds
   Magnolia of Millbrae Series 1997A A.M.T.
      09-01-27                                                7.38            2,500,000             2,473,450
Modesto Irrigation District Finance Authority
   Refunding Revenue Bonds Domestic Water
   Series 1998D (AMBAC Insured)
      09-01-22                                                4.75            2,000,000             1,659,900
Mount Diablo Hospital District Hospital
   Pre-refunded Revenue Bonds
   Series 1990A (AMBAC Insured)
      12-01-17                                                7.00            3,000,000             3,140,220
North City West Community School Facility
   Authority Special Tax Refunding Revenue Bonds
   Series 1995B (CGIC Insured)
      09-01-15                                                5.75            1,000,000             1,006,690
Northern California Transmission Agency
   California-Oregon Transmission
   Pre-refunded Revenue Bonds
   Series 1990A (MBIA Insured)
      05-01-24                                                7.00            2,000,000             2,049,780
Northern California Transmission Select Auction
   Variable Rate Security & Residual Interest
   Revenue Bonds Inverse Floater (MBIA Insured)
      04-29-24                                                5.50            4,500,000(f)          4,191,840
Novato Community Facility District 1 Vintage Oaks
   Public Improvement Special Tax Refunding Bonds
      08-01-21                                                7.25            2,000,000             2,061,380
Orange County  Special Tax Community  Facilities Bonds
   Aliso Veijo District 88-1 Series 1992A
      08-15-18                                                7.35            3,000,000             3,265,560
Oxnard Certificates of Participation
   Series 1999 (AMBAC Insured)
      06-01-28                                                4.75            1,250,000             1,009,588
Pittsburg Infrastructure Finance Authority
   Reassessment Revenue Improvement Bonds
   Series 1998A
      09-02-24                                                5.60            1,465,000             1,251,652
Pittsburg Redevelopment Agency Tax Allocation Bonds
   Los Medanos Community Development Zero Coupon
   (AMBAC Insured)
      08-01-24                                                6.05            2,100,000(e)            459,249
Pleasanton Joint Powers Financing Authority Reassessment
   Revenue Bonds Series 1993A
      09-02-12                                                6.15            1,765,000             1,784,980
Port of Oakland Refunding Revenue Bonds
   Series 1997G (MBIA Insured) A.M.T.
      11-01-25                                                5.38            3,080,000             2,750,902
Poway Unified School District Special Tax
   Refunding Bonds Community Facilities
   District 1 (MBIA Insured)
      10-01-23                                                4.75            2,500,000             2,063,000
Rancho Mirage Joint Powers Finance Authority
   Certificate of Participation Eisenhower Memorial Hospital
      03-01-22                                                7.00            4,250,000             4,546,310
Redding Redevelopment Agency Tax Allocation
   Refunding Bonds Canby Hilltop Cypress
   Series D (CGIC Insured)
      09-01-23                                                5.00            4,700,000             4,056,523
Redwood City Elementary School District Capital
   Appreciation General Obligation Bonds
   San Mateo County Zero Coupon
   Series 1997 (FGIC Insured)
      08-01-20                                                5.65            5,475,000(e)          1,564,262
Richmond Elementary School District
   Lassen County General Obligation Bonds
   Series 1996
      08-01-21                                                6.50              649,000               651,492
Richmond Joint Powers Financing Authority
   Leases and Gas Tax Refunding Revenue Bonds
   Series 1995A
      05-15-13                                                5.25            2,000,000             1,905,640
Riverside County Certificates of Participation
   (MBIA Insured)
      12-01-21                                                5.00            1,530,000             1,332,951
Rural Home Mortgage Financing Authority
    Single Family Mortgage Revenue Bonds
    3rd Series 1997A (GNMA Insured) A.M.T.
      09-01-29                                                7.00            1,425,000             1,527,657
Rural Home Mortgage Financing Authority
 Single Family Mortgage Revenue Bonds
 4th Series 1998B (FNMA/GNMA Insured) A.M.T.
     12-01-29                                                 5.75            1,455,000             1,452,978
Sacramento Cogeneration Authority
   Pre-refunded Revenue Bonds
   Procter & Gamble
      07-01-10                                                6.38              500,000               546,395
Sacramento Cogeneration Authority
   Unrefunded Revenue Bonds
   Procter & Gamble
      07-01-10                                                6.38              500,000               520,055
Sacramento County Certificates of Participation
   Refunding Bonds Public Facilities (AMBAC Insured)
      10-01-27                                                4.75            2,000,000             1,619,360
Sacramento Municipal Utility District Pre-refunded Bonds
   Series Y (MBIA Insured)
      09-01-19                                                6.75            3,400,000             3,593,970
Sacramento Power Authority Cogeneration
   Revenue Bonds Campbell Soup Series 1995
      07-01-22                                                6.00            1,000,000               936,840
San Diego Community Facilities District 1
   Special Tax (MBIA Insured)
      09-01-20                                                4.75            2,000,000             1,678,880
San Diego County Capital Asset Lease
   Certificate of Participation
   Series 1993 Inverse Floater (AMBAC Insured)
      09-01-07                                                7.47            3,200,000(f)          3,444,000
San Diego County Water Authority
   Revenue Bonds Certificates of Participation
   Series 1998A (FGIC Insured)
      05-01-24                                                4.50            2,500,000             1,964,225
San Francisco City & County Airport Commission
   International Airport Revenue Bonds Issue 15B
   2nd Series 1998 (MBIA Insured)
      05-01-20                                                4.90            2,000,000             1,720,260
      05-01-25                                                4.50            1,500,000             1,179,375
San Francisco City & County Airport Commission
   International Airport Refunding Revenue Bonds Issue 20
   2nd Series 1998
      05-01-26                                                4.50            6,250,000             4,892,563
San Jose Redevelopment Agency Merged Area
   Redevelopment Tax Allocation Bonds
   Series 1993 (MBIA Insured)
      08-01-24                                                4.75            3,055,000             2,509,591
San Jose Redevelopment Agency Merged Area
   Redevelopment Tax Allocation Bonds
   Series 1999 (AMBAC Insured)
      08-01-23                                                4.75            3,000,000             2,477,370
San Jose Redevelopment Agency Merged Area
   Tax Allocation Bonds Series 1993 Inverse Floater
   (MBIA Insured)
      08-01-14                                                7.41            3,000,000(f)          2,850,000
San Juan Unified School District
   Unlimited Tax General Obligation Bonds
   Zero Coupon Series 1999
      08-01-21                                                5.68              820,000(e)            213,184
      08-01-23                                                5.70            1,820,000(e)            415,743
      08-01-24                                                5.78            1,810,000(e)            387,431
San Rafael Redevelopment Agency Tax Allocation
   Capital Appreciation Bonds Zero Coupon
   (AMBAC Insured)
      12-01-18                                                5.58            1,440,000(e)            458,698
      12-01-19                                                5.58            1,440,000(e)            428,458
      12-01-20                                                5.60            1,440,000(e)            399,902
      12-01-21                                                5.60            1,440,000(e)            374,544
San Ysidro School District General Obligation Bonds
   San Diego County Series 1997 (AMBAC Insured)
      08-01-21                                                6.13            1,000,000             1,023,250
Santa Clara County Mountain View
   Los Altos Union High School District Unlimited Tax
   General Obligation Bonds Series A
      08-01-15                                                5.75            1,200,000             1,208,724
Santa Cruz Certificate of Participation
      08-01-07                                                8.38            1,050,000             1,063,703
Santa Monica-Malibu Unified School District
   Capital Appreciation General Obligation Bonds
   Los Angeles County Zero Coupon Series 1999 (FGIC Insured)
      08-01-22                                                5.38            7,300,000(e)          1,834,490
Santa Nella County Water District Improvement
   Limited Obligation Refunding Improvement Bonds
   Series 1998
      09-02-28                                                6.25            2,450,000             2,224,282
Saratoga School District Capital Appreciation
   Unlimited Tax General Obligation Bonds
   Zero Coupon Series 1999B (MBIA Insured)
      09-01-20                                                5.90            1,370,000(e)            386,326
Sierra Madre Finance Authority Water & Sewer
   Refunding Revenue Bonds Series 1998A (MBIA Insured)
      11-01-18                                                5.00            2,010,000             1,791,111
South Tahoe Joint Powers Financing Authority
   Refunding Revenue Bonds Series 1995B
      10-01-20                                                6.25            2,700,000             2,626,344
Southern California Home Financing Authority
   Single Family Mortgage Revenue Bonds 1990B
   (GNMA Insured) A.M.T.
      03-01-24                                                7.75              335,000               343,841
Southern California Metropolitan Water District
   Waterworks Revenue Bonds Series 1998A
      07-01-22                                                4.75            3,750,000             3,102,900
Southern California Public Power Authority Transmission
   Special Bonds
      07-01-12                                                6.00            2,700,000             2,773,737
State Department Water Resource
   Water Systems Revenue Bonds Center Valley
   Series 1995O
      12-01-18                                                4.75            2,000,000             1,705,300
State Department Water Resource
   Water Systems Revenue Bonds Central Valley
   Series L
      12-01-23                                                5.50            3,000,000             2,799,840
State Department Water Resources
   Water Systems Refunding Revenue Bonds
   Central Valley Series 1997S
      12-01-22                                                5.00            1,000,000               866,230
State Education Facility Authority
   Revenue Bonds Pomona College
      02-15-17                                                6.00            3,000,000             3,024,750
State Education Facility Authority
   Revenue Bonds Series 1997B
      04-01-21                                                6.30            1,000,000               996,860
State Public Works Board California Community
   Colleges Lease Pre-refunded Revenue Bonds
   Series 1994B
      03-01-19                                                7.00            2,000,000             2,214,420
State Public Works Board Lease Revenue Bonds
   Department of Correction Substance Abuse Treatment
   Facility & State Prison at Corcoran Series 1996A
   (AMBAC Insured)
      01-01-21                                                5.25            1,870,000             1,701,719
State Public Works Board University of California Lease
   Pre-refunded Revenue Bonds Series 1990A
      09-01-15                                                7.00            2,250,000             2,339,258
State University Refunding Revenue Bonds
   Series C (AMBAC Insured)
      09-01-23                                                5.00            2,000,000             1,728,420
State Unlimited Tax General Obligation Bonds
      12-01-28                                                4.75            1,000,000               803,820
State Unlimited Tax General Obligation Bonds
   (Secondary FGIC Insured)
      09-01-23                                                4.75            1,325,000             1,093,761
State Unlimited Tax General Obligation Refunding Bonds
      02-01-21                                                5.00            3,000,000             2,614,470
Statewide Community Development Authority
   Revenue Certificate of Participation
   St. Joseph Health System Group
      07-01-15                                                6.50            5,500,000             6,007,704
Stockton Single Family Mortgage Revenue Bonds
   Series 1990A (GNMA Insured) A.M.T.
      02-01-23                                                7.50               90,000                91,070
Upland Certificate of Participation Water System
   Refunding Bonds (FGIC Insured)
      08-01-16                                                6.60            1,000,000             1,045,940
Vallejo Certificates of Participation Touro University
      06-01-29                                                7.38            2,000,000             1,975,440
West Sacramento Financing Authority
   Special Tax Revenue Bonds Series 1999F
      09-01-29                                                6.10            3,000,000             2,668,110

Total municipal bonds
(Cost: $233,966,885)
                                                                                                 $233,537,200

Orange County Improvement District 88
   Societe Generale V.R.
      09-02-18                                               4.25             3,500,000             3,500,000
State Health Facilities St. Joseph Health Systems
   V.R. Series 1991B
      07-01-09                                               4.20               900,000               900,000

Total municipal notes
(Cost: $4,400,000)                                                                                 $4,400,000

Total investments in securities
(Cost: $238,366,885)(i)                                                                          $237,937,200

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue:

ACA     -- ACA  Financial  Guaranty  Corporation
AMBAC   -- American  Municipal  Bond Association Corporation
BIG     -- Bond Investors Guarantee
CGIC    -- Capital Guaranty Insurance  Company
FGIC    -- Financial  Guarantee  Insurance  Corporation
FHA     -- Federal Housing Authority
FNMA    -- Federal National  Mortgage  Association
FSA     -- Financial  Security Assurance
GNMA    -- Government  National Mortgage  Association
MBIA    -- Municipal Bond Investors  Assurance

(c) The following  abbreviations may be used in the portfolio descriptions:
A.M.T.  -- Alternative Minimum Tax -- As of Dec. 31, 1999, the value of securities subject to alternative  minimum tax represented
           6.67% of net assets.
B.A.N.  -- Bond Anticipation Note
C.P.    -- Commercial Paper
R.A.N.  -- Revenue Anticipation Note
T.A.N.  -- Tax Anticipation Note
T.R.A.N.-- Tax & Revenue Anticipation Note
V.R.    -- Variable Rate
V.R.D.B.-- Variable Rate Demand Bond
V.R.D.N.-- Variable Rate Demand Note

(d) Partially pledged as initial margin deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

Type of security                                              Notional Amount
Sales contracts
Municipal Bonds, March 2000                                      $3,000,000

(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 1999. Inverse floaters in the aggregate represent 6.57% of the Fund's net assets as of Dec. 31, 1999.
(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.
(h) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 1999.
(i) At Dec. 31, 1999, the cost of securities for federal income tax purposes was approximately $238,367,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                          $8,788,000
Unrealized depreciation                          (9,218,000)
                                                 ----------
Net unrealized depreciation                       $(430,000)

AXP Massachusetts Tax-Exempt Fund
Dec. 31, 1999 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (98.7%)
Name of issuer and title of issue(b,c)                    Coupon            Principal            Value(a)
                                                           rate               amount
Bay Transportation Authority
   General Transportation System
   Refunding Bonds Series 1992B
      03-01-16                                             6.20%             $1,500,000         $1,570,290
Bay Transportation Authority
   Pre-refunded Revenue Bonds
   Series 1992B (FSA Insured)
      03-01-21                                             5.50                  15,000             15,351
Bay Transportation Authority
   Unrefunded Revenue Bonds
   Series 1992B (FSA Insured)
      03-01-21                                             5.50                 485,000            448,998
Boston City Hospital Pre-refunded Revenue Bonds
   Series A (FHA Insured)
      02-15-21                                             7.63               1,000,000          1,037,900
Boston City Hospital Refunding Revenue Bonds
   Series B (FHA Insured)
      02-15-23                                             5.75               3,000,000          2,776,259
Boston General Obligation Bonds
   Series 1991A (MBIA Insured)
      07-01-11                                             6.75                 500,000            525,495
Boston General Obligation Refunding Bonds
   Series 1993A (AMBAC Insured)
      02-01-09                                             5.65               1,500,000          1,531,680
Boston Industrial Development Financing Authority
   Revenue Bonds Massachusetts College of Pharmacy
   Series 1993A (Connie Lee Insured)
      10-01-26                                             5.25               1,000,000            863,790
Boston Water & Sewer Commission
   General Pre-refunded Revenue Bonds
   Senior Series 1991A (FGIC Insured)
      11-01-18                                             7.00               1,000,000(d)       1,061,690
Boston Water & Sewer Commission
   General Revenue Bonds
   Series 1998D (FGIC Insured)
      11-01-22                                             4.75               1,000,000            815,660
Haverhill City Unlimited Tax General Obligation Bonds
   Series 1997 (FGIC Insured)
      06-15-17                                             5.00                 250,000            223,173
Health & Educational Facilities Authority
   Pre-refunded Bonds Northeastern University
   Series E (MBIA Insured)
      10-01-22                                             6.55               1,000,000          1,029,880
Health & Educational Facilities Authority
   Pre-refunded Revenue Bonds
   Stonehill College Series 1990D (AMBAC Insured)
      07-01-20                                             7.70               1,000,000          1,037,640
Health & Educational Facilities Authority
   Pre-refunded Revenue Bonds
   Wentworth Institute of Technology
   Series A (AMBAC Insured)
      04-01-10                                             7.40                 750,000            770,985
Health & Educational Facilities Authority
   Refunding Revenue Bonds
   Beth Israel Hospital Series 1989E
      07-01-09                                             7.00                 300,000            304,449
      07-01-14                                             7.00                 250,000            252,058
Health & Educational Facilities Authority
   Revenue Bonds Berkshire Health Systems
   Series C
      10-01-11                                             5.90               1,000,000            940,940
Health & Educational Facilities Authority
   Revenue Bonds Brigham & Women's Hospital
   Series 1991D
      07-01-24                                             6.75               1,000,000          1,050,550
Health & Educational Facilities Authority
   Revenue Bonds Cape Cod Health System
   Series 1993A (Connie Lee Insured)
      11-15-21                                             5.25               2,500,000          2,177,075
Health & Educational Facilities Authority
   Revenue Bonds Charlton Memorial Hospital
   Series 1991B
      07-01-13                                             7.25               1,750,000          1,846,548
Health & Educational Facilities Authority
   Revenue Bonds Holyoke Hospital
   Series B
      07-01-15                                             6.50               1,000,000            965,600
Health & Educational Facilities Authority
   Revenue Bonds New England Deaconess Hospital
   Series 1992D
      04-01-12                                             6.63               1,000,000          1,059,450
Health & Educational Facilities Authority
   Revenue Bonds Newton Wellesley Hospital
   Series 1991D (MBIA Insured)
      07-01-15                                             7.00               1,000,000          1,053,980
Health & Educational Facilities Authority
   Revenue Bonds South Shore Hospital
   Series 1992D (MBIA Insured)
      07-01-22                                             6.50               1,000,000          1,019,470
Health & Educational Facilities Authority
   Revenue Bonds Suffolk University
   Series B (Connie Lee Insured)
      07-01-22                                             6.35               2,495,000          2,509,122
Industrial Finance Agency Assumption College
   Revenue Bonds Series 1996 (Connie Lee Insured)
      07-01-26                                             6.00               1,000,000            975,410
Industrial Finance Agency Hampshire College
   Revenue Bonds Series 1997
      10-01-17                                             5.80               1,105,000          1,011,506
Industrial Finance Agency Pollution Control
   Refunding Revenue Bonds Eastern Edison
   Series 1993
      08-01-08                                             5.88               2,000,000          1,937,100
Industrial Finance Agency Resource Recovery
   Revenue Bonds SEMASS Series 1991A
      07-01-15                                             9.00               1,500,000          1,604,850
Leominster General Obligation Bonds (MBIA Insured)
      04-01-09                                             7.50               1,000,000          1,028,230
Mansfield General Obligation Bonds (AMBAC Insured)
      11-15-11                                             6.70               1,000,000          1,058,570
Municipal Wholesale Electric Power
   Supply System Pre-refunded Revenue Bonds
   Series 1992B
      07-01-17                                             6.75               1,395,000          1,488,605
Municipal Wholesale Electric Power
   Supply System Refunding Revenue Bonds
   Series 1994B (MBIA Insured)
      07-01-11                                             4.75               1,750,000          1,611,155
Municipal Wholesale Electric Power
   Supply System Revenue Bonds
   Special Parts & Inflows (AMBAC Insured)
      07-01-18                                             5.45               1,600,000          1,478,912
Nantucket General Obligation Bonds
      12-01-11                                             6.80               1,000,000          1,059,530
North Andover General Obligation Bonds (MBIA Insured)
      09-15-08                                             7.35                 310,000            325,717
North Attleborough Unlimited General Obligation Bonds
   Series 1997 (AMBAC Insured)
      03-01-17                                             5.25               1,000,000            927,290
Port Authority Revenue Bonds
   Series 1990A (FGIC Insured) A.M.T.
      07-01-20                                             7.50               1,000,000          1,033,360
Southeastern University Building Refunding Revenue Bonds
   Series A (AMBAC Insured)
      05-01-16                                             5.75               1,250,000          1,238,150
Southern Berkshire Regional School District Unlimited Tax
   General Obligation Pre-refunded Bonds (AMBAC Insured)
      04-15-10                                             7.55               1,000,000          1,029,760
State Development Finance Agency
   Private School Revenue Bonds
   Series 1998
      11-01-18                                             5.88                 500,000            431,290
State Development Finance Agency
   Revenue Bonds 1st Mortgage
   Berkshire Retirement Community
   Lennox Series 1999
      07-01-29                                             5.63               1,500,000          1,228,170
State Development Finance Agency
   Revenue Bonds Boston University
   Series 1999P
      05-15-29                                             6.00               1,500,000          1,445,805
State Development Finance Agency
   Revenue Bonds Landmank School
   Series 1999 (Asset Guaranty)
      06-01-29                                             5.25               1,000,000            830,150
State Development Finance Agency
   Revenue Bonds Massachusetts College of Pharmacy
   Series 1999B
      07-01-20                                             6.63               1,000,000(e)         981,340
State Development Finance Agency
   Revenue Bonds Suffolk University
   Series 1999
      07-01-29                                             5.85               1,000,000            904,650
State Development Finance Agency
   Revenue Bonds The May Institute Issue
   Series 1999 (Asset Guaranty)
      09-01-29                                             5.75               1,000,000            910,320
State Development Finance Authority
   Revenue Bonds Boston Biomedical Research Institute
      02-01-29                                             5.75               1,000,000            836,380
State Education Loan Authority
   Educational  Loan Revenue Bonds
   Issue E Series B
   (AMBAC Insured) A.M.T.
      01-01-12                                             6.00                 750,000            758,430
State General Obligation Consolidated Loan Bonds
   Series 1991A (FGIC Insured)
      06-01-11                                             6.00               1,095,000          1,117,699
State Health & Education Facilities Authority
   College Revenue Bonds Brandeis University
   Series 1998I (MBIA Insured)
      10-01-28                                             4.75               2,000,000          1,592,680
State Health & Education Facilities Authority
   Hospital Revenue Bonds Harvard Pilgrim Health
   Series 1998A (FSA Insured)
      07-01-22                                             4.75               1,000,000            797,600
State Health & Education Facilities Authority
   Hospital Revenue Bonds Milford-Whitinsville
   Regional Hospital Series 1998C
      07-15-28                                             5.38               1,065,000            839,934
State Health & Education Facilities Authority
   Pre-refunded Revenue Bonds Boston College
   Series 1991J (FGIC Insured)
      07-01-21                                             6.63               1,940,000          2,033,721
State Health & Education Facilities Authority
   Pre-refunded Revenue Bonds Melrose-Wakefield
   Hospital Series 1992B
      07-01-16                                             6.38               1,000,000          1,057,130
State Health & Education Facilities Authority
   Refunding Revenue Bonds Caritas Christi
   Obligated Group Series 1999A
      07-01-15                                             5.70               1,000,000            869,680
State Health & Education Facilities Authority
   Revenue Bonds Boston College Series L
      06-01-31                                             4.75               1,000,000            783,110
State Health & Education Facilities Authority
   Revenue Bonds North Adams Regional Hospital
   Series C
      07-01-18                                             6.63               1,000,000            962,530
State Health & Education Facilities Authority
   Revenue Bonds South Shore Hospital
   Series 1999F
      07-01-29                                             5.75               1,000,000            886,650
State Health & Education Facilities Authority
   Revenue Bonds Southcoast Health System
   Series 1998A (MBIA Insured)
      07-01-27                                             4.75               1,000,000            777,980
State Health & Education Facilities Authority
   Revenue Bonds Valley Regional Health System
   Series 1994C (Connie Lee Insured)
      07-01-18                                             5.75               1,000,000            961,500
State Health & Education Facilities Authority
   Unrefunded Revenue Bonds Boston College
   Series 1991J (FGIC Insured)
      07-01-21                                             6.63                  60,000             62,371
State Health & Educational Facilities Authority
   Refunding Revenue Bonds Christopher House Series 1999A
      01-01-29                                             6.88               1,000,000            923,760
State Health & Educational Facilities Authority
   Revenue Bonds Learning Center for Deaf Children
   Series 1999C
      07-01-29                                             6.18               1,000,000            867,050
State Housing Authority Residential
   Development Bonds Series 1992A (FNMA Insured)
      11-15-11                                             6.88               1,000,000          1,053,410
State Industrial Finance Agency Assisted Living
   Facility Revenue Bonds Marina Bay LLC
   Series 1997 A.M.T.
      12-01-27                                             7.50               1,000,000          1,005,450
State Industrial Finance Agency Assisted Living
   Facility Revenue Bonds Newton Group Properties LLC
   Series 1997 A.M.T.
      09-01-27                                             8.00               1,160,000          1,210,100
State Industrial Finance Agency College Revenue
   Bonds Tufts University Series 1998H (MBIA Insured)
      02-15-28                                             4.75               1,000,000            798,000
State Industrial Finance Agency Miscellaneous
   Revenue Bonds Cambridge Friends School
   Series 1998
      09-01-28                                             5.80                 700,000            620,599
State Industrial Finance Agency School Bonds
   St. John's High School of Worcester County
   Series 1998
      06-01-28                                             5.35                 500,000            416,850
State Turnpike Authority Metro Highway System
   Senior Lien Revenue Bonds Toll Road
   Series 1997A (MBIA Insured)
      01-01-37                                             5.00               2,000,000          1,641,040
State Water Resource Authority Revenue Bonds
   Series 1992A (Secondary MBIA Insured)
      07-15-22                                             5.50               1,100,000          1,122,649
Taunton General Obligation Refunding Notes
   (FSA Insured)
      05-01-19                                             4.75               1,000,000            826,100
University of Massachusetts Building Authority
   Revenue Bonds Escrowed to Maturity
      05-01-11                                             7.50                 105,000            117,430
Water Resource Authority General
   Pre-refunded Revenue Bonds Series 1990A
      04-01-14                                             7.63                 500,000            514,265
Water Resource Authority General
   Pre-refunded Revenue Bonds Series 1991A
      12-01-19                                             6.50               1,000,000          1,054,650
Water Resource Authority General
   Revenue Bonds Series B (MBIA Insured)
      03-01-22                                             5.00               1,000,000            852,090

Total municipal bonds
(Cost: $79,888,234)                                                                            $78,788,741

Total investments in securities
(Cost: $79,888,234)(f)                                                                         $78,788,741

Notes to investments in securities
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue:
ACA     -- ACA  Financial  Guaranty  Corporation
AMBAC   -- American  Municipal  Bond Association Corporation
BIG     -- Bond Investors Guarantee
CGIC    -- Capital Guaranty Insurance  Company
FGIC    -- Financial  Guarantee  Insurance  Corporation
FHA     -- Federal Housing Authority
FNMA    -- Federal National  Mortgage  Association
FSA     -- Financial  Security Assurance
GNMA    -- Government  National Mortgage  Association
MBIA    -- Municipal Bond Investors  Assurance

(c) The following  abbreviations may be used in the portfolio descriptions:
A.M.T.  --  Alternative Minimum Tax -- As of Dec. 31, 1999, the value of securities subject to alternative  minimum tax represented
            5.02% of net assets.
B.A.N.  --  Bond Anticipation Note
C.P.    --  Commercial Paper
R.A.N.  --  Revenue Anticipation Note
T.A.N.  --  Tax Anticipation Note
T.R.A.N.--  Tax & Revenue Anticipation Note
V.R.    --  Variable Rate
V.R.D.B.--  Variable Rate Demand Bond
V.R.D.N.--  Variable Rate Demand Note
(d) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

Type of security                                          Notional Amount
Purchase contracts
Municipal Bonds, March 2000                                  $3,700,000
(e) At Dec. 31, 1999, the cost of securities purchased, including interest purchased, on a when-issued basis was $992,651.
(f) At Dec. 31, 1999, the cost of securities for federal income tax purposes was
approximately   $79,888,000  and  the  approximate  aggregate  gross  unrealized appreciation and depreciation  based on that cost was:
Unrealized  appreciation                                     $2,345,000
Unrealized depreciation                                      (3,444,000)
                                                             ----------
Net unrealized depreciation                                 $(1,099,000)

AXP Michigan Tax-Exempt Fund
Dec. 31, 1999 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (96.4%)
Name of issuer and title of issue(b,c)                        Coupon            Principal            Value(a)
                                                               rate              amount
Allegan Hospital Finance Authority
   Refunding Revenue Bonds Allegan General Hospital
      11-15-21                                                 7.00%           $1,000,000            $958,420
Auburn Hills Limited Tax General Obligation
   Street Improvement Bonds
      05-01-04                                                 6.00               200,000(e)          203,092
Battle Creek Calhoun County Downtown
   Development Authority Pre-refunded Bonds
   Series 1994
      05-01-22                                                 7.65             1,250,000           1,401,325
Belding Area Schools Unlimited Tax General
   Obligation Refunding Bonds Series 1998
   (AMBAC Insured)
      05-01-26                                                 5.00               750,000             632,145
Buena Vista School District Saginaw County
   School Building & Site Unlimited Tax
   General Obligation Pre-refunded Bonds Series 1991
      05-01-16                                                 7.20             1,500,000           1,581,030
Central University Revenue Bonds
   Series 1997 (FGIC Insured)
      10-01-26                                                 5.50               750,000             777,285
Central University Revenue Bonds
   Series 1998 (FGIC Insured)
      10-01-27                                                 5.00             1,000,000             837,300
Chippewa County Hospital Financial Authority
   Hospital Refunding Revenue Bonds
   Chippewa County War Memorial Hospital
   Series 1997B
      11-01-14                                                 5.63               500,000             440,700
Chippewa Valley School District Unlimited Tax
   General Obligation Bonds (FGIC Insured)
      05-01-21                                                 5.00             1,000,000             863,220
Concord Academy Certificate of Participation Series 1998
      10-01-19                                                 7.00             1,000,000             906,140
Detroit Downtown Development Authority
   Development Area Project 1 Junior Lien
   Tax Increment Refunding Bonds Series 1996D
      07-01-25                                                 6.50             1,000,000           1,094,250
Detroit Sewer Disposal
   Pre-refunded Revenue Bonds
   (FGIC Insured)
      07-01-23                                                 5.70             1,600,000           1,656,416
Detroit Sewer Disposal
   Unrefunded Revenue Bonds
   (FGIC Insured)
      07-01-23                                                 5.70               400,000             378,728
Detroit Unlimited Tax General Obligation Bonds
   Series 1995A
      04-01-15                                                 6.80             1,000,000(e)        1,095,450
Detroit Water Supply System Second Lien
   Revenue Bonds Series 1995A (MBIA Insured)
      07-01-25                                                 5.50             1,500,000           1,368,120
East Lansing School District School Building & Site
   Unlimited Tax General Obligation
   Pre-refunded Bonds Series 1991
      05-01-14                                                 6.63             1,000,000           1,046,370
Eaton Rapids Public Schools
   Unlimited Tax General Obligation Refunding Bonds
   (MBIA Insured)
      05-01-25                                                 4.75             1,000,000             808,230
Edwardsburg Public Schools
   Unlimited General Obligation Bonds
   (FGIC Insured)
      05-01-24                                                 4.75             1,000,000             811,460
Farmington Hills Hospital Finance Authority
   Revenue Bonds Botsford General Hospital
   Series 1992A (MBIA Insured)
      02-15-22                                                 6.50             1,500,000           1,583,820
Ferris State University Board of Trustees
   General Refunding Revenue Bonds
   Series 1995 (MBIA Insured)
      10-01-20                                                 5.25             1,000,000             893,050
Forest Hills School District Unlimited Tax
   General Obligation Pre-refunded Bonds
      05-01-15                                                 7.38             1,000,000           1,020,670
Fowlerville Community Schools
   Unlimited Tax General Obligation Refunding Bonds
   (FSA Insured)
      05-01-26                                                 4.75             2,810,000           2,259,521
Garden City Hospital Finance Authority
   Hospital Revenue Bonds Series 1998
      09-01-17                                                 5.75             1,000,000             828,390
Genesee County General Obligation Bonds
   Sewer Disposal System Series A (AMBAC Insured)
      04-01-15                                                 5.40             1,400,000           1,345,876
Gogebic County Hospital Finance Authority
   Hospital Refunding Revenue Bonds
   Grandview Health System Series 1999
      10-01-16                                                 5.88             1,000,000             861,670
Grand Ledge Public Schools Unlimited Tax General Obligation
   Refunding Bonds Eaton, Clinton & Ionia Counties
   Series 1995 (MBIA Insured)
      05-01-24                                                 5.38             2,000,000           1,807,840
Grand Rapids Community College Limited Tax
   General Obligation Bonds Series 1996 (MBIA Insured)
      05-01-19                                                 5.38             1,000,000             927,880
Grand Rapids Sanitary Sewer System
   Refunding Revenue Bonds
   Series 1998A (FGIC Insured)
      01-01-28                                                 4.75             1,000,000             797,290
Grand Rapids Tax Increment Revenue Bonds
   Series 1994 (MBIA Insured)
      06-01-24                                                 6.88               380,000             405,426
Inkster School  District  Unlimited Tax General
Obligation
   Pre-refunded Bonds (AMBAC Insured)
      05-01-18                                                 7.00               450,000             461,016
Iosco County Water Supply System Limited Tax
   General Obligation Bonds (AMBAC Insured)
      05-01-08                                                 5.50               175,000             178,700
      05-01-09                                                 5.50               200,000             204,162
      05-01-10                                                 5.50               200,000             204,116
Lake Orion School District General Obligation Bonds
   (AMBAC Insured)
      05-01-20                                                 5.50             1,000,000             938,280
Lincoln Park School District Wayne County School Building
   & Site Unlimited Tax General Obligation Bonds
   (FGIC Insured)
      05-01-26                                                 5.90             1,000,000           1,058,420
Monroe County Pollution Control Revenue Bonds
   Detroit Edison Fermi Plants Series
   1990I (FGIC Insured) A.M.T.
      09-01-20                                                 7.65             1,000,000           1,038,300
Northville Public Schools Unlimited Tax
   General Obligation Bonds Series 1991B
      05-01-08                                                 7.00             1,500,000           1,576,545
Ovid-Elsie School District Unlimited Tax
   General Obligation Bonds (Secondary MBIA Insured)
      05-01-21                                                 5.60             1,000,000           1,043,500
Plymouth Educational Center Certificates of Participation
      07-01-29                                                 7.00             1,250,000           1,170,838
Redford General Obligation Bonds (MBIA Insured)
      04-01-16                                                 5.25             1,450,000           1,387,244
Richmond Limited Obligation Refunding Revenue Bonds
   K mart Series A
      01-01-07                                                 6.63               530,000             529,120
Rockford Public Schools Kent County Unlimited Tax
   General Obligation Pre-refunded Revenue Bonds
      05-01-19                                                 7.38             1,000,000           1,020,400
Romulus Township School District Unlimited Tax
   General Obligation Refunding Bonds (FGIC Insured)
      05-01-22                                                 5.75             2,500,000           2,408,549
Schoolcraft Community School District
   Kalamazoo County School Building
   & Site Unlimited General Obligation Bonds
   Series 1996 (FGIC Insured)
      05-01-26                                                 5.38             1,000,000           1,022,410
South Lake District Unlimited Tax General Obligation
   Pre-refunded Bonds
      05-01-10                                                 6.80               355,000             370,854
South Redford School District Unlimited General Obligation
   Bonds Series 1996 (FGIC Insured)
      05-01-22                                                 5.50             1,000,000           1,004,170
State Building Authority Refunding Revenue Bonds
   Series 1991I
      10-01-20                                                 6.25             2,200,000           2,215,774
State Hospital Finance Authority
   Hospital Pre-refunded Revenue Bonds
   McLaren Obligated Group Series 1991A
      09-15-21                                                 7.50             1,750,000           1,866,043
State Hospital Finance Authority
   Hospital Refunding Revenue Bonds
   Detroit Medical Center Series 1988A
      08-15-12                                                 8.13                40,000              40,235
State Hospital Finance Authority
   Hospital Refunding Revenue Bonds
   Detroit Medical Center Series A
      08-15-13                                                 6.25             1,200,000           1,095,156
State Hospital Finance Authority
   Hospital Refunding Revenue Bonds
   Memorial Healthcare Center
   Obligated Group Series 1999
      11-15-21                                                 5.88             1,000,000             883,000
State Hospital Finance Authority
   Hospital Refunding Revenue Bonds
   Sinai Hospital of Greater Detroit Series 1995
      01-01-26                                                 6.70             1,000,000             920,780
State Hospital Finance Authority
   Pre-refunded Revenue Bonds
   Henry Ford Hospital Series 1990A
      07-01-10                                                 7.00             1,000,000           1,034,160
State Hospital Finance Authority
   Pre-refunded Revenue Bonds
   Oakwood Hospital Group Series 1990A (FGIC Insured)
      07-01-18                                                 7.10             1,000,000           1,034,630
State Hospital Finance Authority
   Refunding Revenue Bonds
   Presbyterian Villages Obligated Group Series 1995
      01-01-25                                                 6.50             1,000,000             936,900
State Public Power Agency Belle River
   Refunding Revenue Bonds Series A
      01-01-18                                                 5.25             1,000,000             911,970
State Hospital Finance Authority
   Revenue Bonds Central Michigan Community Hospital
      10-01-27                                                 6.25             1,000,000             894,100
State Hospital Finance Authority
   Revenue Bonds Presbyterian Villages of Michigan
   Obligated Group Series 1997
      01-01-25                                                 6.38               700,000             647,143
State Strategic Fund Limited Tax Obligation Refunding
   Revenue Bonds Detroit Edison
   Series 1990BB (MBIA Insured)
      07-15-08                                                 7.00             1,000,000           1,127,890
State Strategic Fund Limited Tax Obligation Refunding
   Revenue Bonds Detroit Edison
   Series 1992BB (FGIC Insured)
      02-15-16                                                 6.50             1,500,000           1,562,445
State Strategic Fund Limited Tax Obligation Refunding
   Revenue Bonds Ford Motor
   Series 1991A
      02-01-06                                                 7.10             1,650,000(e)        1,826,451
State Strategic Fund Limited Tax Obligation Refunding
   Revenue Bonds Oxford Institute
   Escrowed to Maturity
      08-15-05                                                 7.88               135,000             144,698
State Strategic Fund Nursing Home
   Revenue Bonds Holland Home Series 1998
     11-15-28                                                  5.75             1,000,000             786,650
State Trunk Line Bonds Series 1998A (MBIA Insured)
      11-01-20                                                 4.75             1,000,000             826,500
State Trunk Line Bonds Series A  (FGIC Insured)
      11-15-20                                                 5.75             1,065,000           1,126,280
State University Revenue Bonds Series A
      08-15-22                                                 5.50               560,000             571,312
Strategic Fund Limited Obligation Refunding
   Revenue Bonds Great Lakes Pulp & Fibre
   Series 1994 A.M.T.
      12-01-27                                                 5.00               683,822             464,999
Summit Academy Certificates of Participation
   Junior High School Facility Series 1999
      09-01-29                                                 7.00               695,000             627,453
Summit Academy Certificates of Participation
   Series 1998
      09-01-18                                                 7.00             1,110,000           1,018,403
Troy City Downtown Development Authority
   County of Oakland Development Bonds
   Series 1995A (Asset Guaranty)
      11-01-18                                                 6.38             1,500,000           1,527,090
Van Buren Township Tax Increment Revenue Bonds
   Series 1994
      10-01-16                                                 8.40             1,000,000           1,090,500
Wayne County Charter Airport
   Revenue Bonds Detroit Metropolitan Airport
   Series 1998B (MBIA Insured)
      12-01-23                                                 4.88             1,000,000             819,750
Wayne County Charter Airport
 Revenue Bonds Detroit  Metropolitan  Airport
 Series 1998A (MBIA Insured) A.M.T.
      12-01-28                                                 5.00             1,000,000             815,460
Wayne County Charter Airport
 Revenue Bonds Detroit  Metropolitan  Airport
 Series 1990A (AMBAC Insured) A.M.T.
   12-01-20                                                    7.00             1,080,000           1,120,630
Wayne State University Revenue Bonds
   University Board of Governors (FGIC Insured)
      11-15-29                                                 5.13             1,000,000             852,250

Total municipal bonds
(Cost: $73,527,275)                                                                               $73,996,390

1999 Municipal notes (0.4%)
Issuer(c,d)                                                  Effective        Amount payable         Value(a)
                                                              yield            at maturity
Royal Oak (William Beaumont Hospital)
   V.R. Series 1997L
      01-01-27                                                 4.80%            $100,000             $100,000
University of Michigan Refunding Revenue Bonds
   (University Hospital) V.R. Series 1998A
      12-01-21                                                 4.80              200,000              200,000

Total municipal notes
(Cost: $300,000)                                                                                     $300,000

Total investments in securities
(Cost: $73,827,275)(f)                                                                            $74,296,390

Notes to investments in securities
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue:
ACA     -- ACA  Financial  Guaranty  Corporation
AMBAC   -- American  Municipal  Bond Association Corporation
BIG     -- Bond Investors Guarantee
CGIC    -- Capital Guaranty Insurance  Company
FGIC    -- Financial  Guarantee  Insurance  Corporation
FHA     -- Federal Housing Authority
FNMA    -- Federal National  Mortgage  Association
FSA     -- Financial  Security Assurance
GNMA    -- Government  National Mortgage  Association
MBIA    -- Municipal Bond Investors  Assurance

(c) The following  abbreviations may be used in the portfolio descriptions:
A.M.T   -- Alternative Minimum Tax -- As of Dec.31,1999, the value of securities subject to alternative minimum tax represented 4.48% of net assets. B.A.N. -- Bond Anticipation Note
C.P.    -- Commercial Paper
R.A.N.  -- Revenue Anticipation Note
T.A.N.  -- Tax Anticipation Note
T.R.A.N.-- Tax & Revenue Anticipation Note
V.R.    -- Variable Rate
V.R.D.B -- Variable Rate Demand Bond
V.R.D.N -- Variable Rate Demand Note

(d) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 1999.
(e) Partially pledged as initial deposit on the following open interest rate futures contracts
(see Note 5 to the financial statements):

Type of security                                             Notional Amount
Purchase contracts
Municipal Bonds, March 2000                                      $4,000,000
(f) At Dec. 31, 1999, the cost of securities for federal income tax purposes was
approximately   $73,827,000  and  the  approximate  aggregate  gross  unrealized appreciation and depreciation  based on that cost was:
Unrealized  appreciation                                         $3,151,000
Unrealized depreciation                                          (2,682,000)
                                                                 ----------
Net unrealized appreciation                                        $469,000

AXP Minnesota Tax-Exempt Fund
Dec. 31, 1999 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (99.0%)
Name of issuer and title of issue(b,c)                       Coupon            Principal            Value(a)
                                                              rate              amount
Albert Lea Independent School District 241
   Unlimited Tax General Obligation Bonds
   Series 1998 (MBIA Insured)
      02-01-16                                                4.80             2,555,000           2,245,666
Anoka County Housing & Redevelopment Authority
   Revenue Bonds Epiphany Assisted Living LLC
      12-01-29                                                7.40             3,560,000           3,443,481
Becker Pollution Control Revenue Bonds Northern
   States Power Sherburne County Generating Station
   Units 1 & 2 Series 1987A
      12-01-05                                                7.25             2,000,000           2,003,920
Becker Solid Waste Disposal Facility Revenue Bonds
  Liberty Paper Series 1994B A.M.T.
      08-01-15                                                9.00             3,825,000           3,903,680
Bemidji Hospital Facilities 1st Mortgage Pre-refunded
   Revenue Bonds North Country Health Services
   Series 1991
      09-01-21                                                7.00             1,755,000           1,851,894
Bemidji Independent School District 31
   Unlimited General Obligation Bonds
   (FSA Insured)
      04-01-19                                                5.00             2,000,000           1,768,720
Bloomington Housing & Redevelopment Authority
   Housing Revenue Bonds Senior Summerhouse
   Bloomington
      05-01-35                                                6.13             3,400,000           2,866,064
Brooklyn Center Tax Credit Investor Refunding
   Revenue Bonds Four Courts Apartments
   Series 1995B A.M.T.
      06-01-09                                                7.58             2,450,000           2,431,944
Buffalo Independent School District 877 Unlimited
   Tax General Obligation Refunding Bonds
   (MBIA Insured)
      02-01-18                                                4.80             1,710,000           1,450,798
Burnsville Multi-family Housing Refunding Revenue
   Bonds Summit Park Apartments Series 1993
   (FHA Insured)
      07-01-33                                                6.00             4,000,000           3,876,680
Chaska Multi-family Housing Revenue Bonds West
   Suburban Housing Partners A.M.T.
      09-01-19                                                5.75               175,000             159,446
      03-01-31                                                5.88             2,115,000           1,875,244
Columbia Heights Multi-family Housing Pre-refunded
   Revenue Bonds Crestview Lutheran Home Royce
   Place Series 1991 (FHA Insured)
      06-01-32                                                7.75             2,695,000           2,885,051
Columbia Heights Multi-family Housing Revenue
   Bonds Crestview Lutheran Home Royce Place
   Series 1991
      06-01-32                                               10.00               530,000             587,664
Duluth Economic Development Authority Health Care
   Facilities Revenue Bonds BSM Properties
   Series 1998A
      12-01-28                                                5.88               500,000             410,540
Eden Prairie Housing Development Authority
   Refunding Revenue Bonds Eden Commons
   Series 1990 (FHA Insured)
      03-01-25                                                8.25             5,995,000           6,016,522
Eden Prairie Multi-family Housing Refunding
   Revenue Bonds Sterling Ponds Series 1999A A.M.T.
      12-01-29                                                6.25             5,335,000           4,835,964
Eden Prairie Multi-family Housing Refunding
   Revenue Bonds Sterling Ponds Series 1999B A.M.T.
      12-01-29                                                6.25               745,000             675,313
Edina Multi-family Housing Revenue Bonds Walker
   Assisted Living Series 1991
      09-01-31                                                9.00             6,605,000           7,231,088
Faribault Rice & Goodhue Counties Independent
   School District 656 General Obligation School
   Building Bonds Series 1995 (FSA Insured)
      06-01-15                                                5.75             6,900,000           7,149,435
Faribault Single Family Housing Mortgage Refunding
   Revenue Bonds Series 1991A
      12-01-11                                                7.50               795,000             815,376
Farmington Independent School District 192
   Unlimited Tax General Obligation Capital
   Appreciation School Building Bonds Zero Coupon
   Series 1998B (FSA Insured)
      02-01-15                                                5.30             2,070,000(e)          846,133
Fergus Falls Health Care Facilities Revenue Bonds
   LRHC Long-term Care Facility Series 1995
      12-01-25                                                6.50             1,500,000           1,460,535
Fridley Senior Housing Revenue Bonds
   Banfill Crossing Homes Series 1999
      09-01-34                                                6.75             3,090,000           2,876,172
Golden Valley Governmental Facilities
   Local Government Information Systems Association
   Revenue Bonds
      12-01-17                                                6.10             1,125,000           1,045,159
Golden Valley Revenue Bonds Covenant Retirement
   Communities Series 1999A
      12-01-29                                                5.50             6,250,000           5,237,125
Harmony Multi-family Housing Refunding
   Revenue Bonds Zedakah Foundation Series 1997A
      09-01-20                                                5.95             1,240,000           1,185,961
Hastings Healthcare Tax-Exempt Nursing Home
   Revenue Bonds Regina Medical Center
   (ACA Insured)
      09-15-28                                                5.30             4,100,000           3,414,029
Hennepin County Lease Revenue Certificates of
   Participation Series 1991
      05-15-17                                                6.80             7,250,000           7,542,755
Hopkins Pre-refunded Revenue Bonds Blake School
      09-01-24                                                6.70             3,120,000           3,351,473
Hubbard County Solid Waste Disposal Revenue
   Bonds Potlatch Series 1989 A.M.T.
      08-01-13                                                7.38             5,610,000           5,728,034
International Falls Solid Waste Disposal Refunding
   Revenue Bonds Boise Cascade A.M.T.
      12-01-29                                                6.85             4,000,000           3,932,760
International Falls Solid Waste Disposal Revenue
   Bonds Boise Cascade Series 1990 A.M.T.
      01-01-15                                                7.75             4,000,000           4,071,760
Little Canada Multi-family Housing Revenue Bonds
   Housing Alternatives Development Company
   Series 1997A
      12-01-27                                                6.25             4,900,000           4,541,614
Little Canada Multi-family Housing Revenue Bonds
   Little Canada Series 1996 A.M.T.
      02-01-27                                                7.00             3,790,000           3,693,734
Mahtomedi Multi-family Housing Revenue Bonds
   Briarcliff A.M.T.
      06-01-36                                                7.35             2,235,000           2,212,427
Maplewood Elder Care Facilities Revenue Bonds Care
   Institute Series 1994
      01-01-24                                                7.75             3,830,000           3,711,117
Maplewood Multi-family Housing Refunding Revenue
   Bonds Carefree Cottages of Maplewood III
   Series 1995 A.M.T.
      11-01-32                                                7.20             2,895,000           2,775,871
Minneapolis & St. Paul Housing & Redevelopment
   Authority Health Care System Revenue Bonds
   Group Health Plan Series 1992
      12-01-13                                                6.75            10,500,000          10,521,314
Minneapolis & St. Paul Housing & Redevelopment
   Authority Health Care System Revenue Bonds
   Healthspan Series 1993A (AMBAC Insured)
      11-15-18                                                4.75            13,500,000(f)       11,260,214
Minneapolis & St. Paul Metropolitan Airports Commission
   Airport Revenue Bonds Series 1999B (FGIC Insured)
      01-01-25                                                5.13             2,595,000           2,246,076
Minneapolis Community Development Agency
   Limited Tax Supported Development General
   Obligation Bonds Common Bond Fund Series 1997A
      06-01-12                                                5.50               250,000             242,983
Minneapolis Community Development Agency
   Limited Tax Supported Development Revenue
   Bonds Common Bond Fund 1st Series 1996
      06-01-11                                                6.00               980,000             980,461
Minneapolis Community Development Agency
   Limited Tax Supported Development Revenue
   Bonds Common Bond Fund 2nd Series 1998A
   A.M.T.
      06-01-16                                                5.20               290,000             254,617
      06-01-19                                                5.25               500,000             441,120
Minneapolis Community Development Agency
   Limited Tax Supported Development Revenue
   Bonds Common Bond Fund 5th Series 1997
      12-01-27                                                5.70               680,000             614,652
Minneapolis General Obligation Bonds Sports Arena
   Series 1996
      10-01-24                                                5.20             4,940,000           4,405,393
Minneapolis Nursing Home Revenue Bonds Walker
   Cityview & Southview Series 1992
      07-01-22                                                8.50             5,280,000           5,862,542
Minneapolis Parking Ramp
   Unlimited General Obligation Bonds
      12-01-26                                                4.75             2,660,000           2,169,948
Minneapolis Special School District 1 Certificates of
   Participation Series 1997A (MBIA Insured)
      02-01-17                                                5.38             2,400,000           2,282,736
Minneapolis Special School District 1 Certificates of
   Participation Series 1998A (FGIC Insured)
      02-01-19                                                4.75             2,000,000           1,664,300
Minnetonka Senior Housing Revenue Bonds
   Westridge Senior Housing
      09-01-17                                                6.75               650,000             610,454
      09-01-27                                                7.00               500,000             477,085
Moorhead Economic Development Authority
   Multi-family Housing Development Refunding
   Revenue Bonds Eventide Senior Housing
   Series 1999B
      06-01-19                                                5.90               500,000             426,070
      06-01-29                                                6.00             1,400,000           1,167,712
NewBrighton Tax Credit  Investor  Revenue Bonds
 Polynesian  Village  Apartments Series 1995B A.M.T.
      07-15-09                                                7.75             2,355,000           2,351,750
New Hope Housing & Healthcare Facilities Revenue
   Bonds Minnesota Masonic Home North Ridge
   Series 1999
      03-01-19                                                5.90             2,000,000           1,705,940
      03-01-29                                                5.88             7,000,000           5,736,990
North St. Paul & Maplewood Independent School
   District 622 General Obligation Refunding Bonds
   Series 1996A
      02-01-25                                                5.13             6,310,000           5,504,087
Northern Minnesota Municipal Power Agency
   Electric System Refunding Revenue Bonds
   Series 1998B (AMBAC Insured)
      01-01-20                                                4.75             4,500,000           3,726,450
Oakdale Multi-family Housing Refunding
   Revenue Bonds Oakdale Village Apartments
   Series 1998 A.M.T.
      11-01-28                                                6.00             3,650,000           3,282,628
Olmsted County Health Care Facilities Refunding
   Revenue Bonds Olmsted Medical Center
      07-01-19                                                5.55             1,125,000             941,468
Park Rapids Independent School District 309
   Unlimited Tax General Obligation Bonds
   Series 1999 (MBIA Insured)
      02-01-21                                                4.75             3,000,000           2,519,820
Plymouth Multi-family Housing Revenue Bonds
   Harbor Lane Apartments Series 1993
   (Asset Guaranty) A.M.T.
      09-01-13                                                5.90             2,325,000           2,330,324
Richfield Independent School District 280 Unlimited
   Tax General Obligation School Building Bonds
   Series 1993C Inverse Floater (FGIC Insured)
      02-01-10                                                5.88             3,300,000(g)        3,242,250
      02-01-12                                                5.98             2,510,000(g)        2,400,188
Richfield Multi-family Housing Refunding Revenue
   Bonds Village Shores Apartments Series 1996
      08-01-31                                                7.63             2,970,000           2,900,502
Robbinsdale Multi-family Housing Revenue Bonds
   Copperfield Hill Series 1996A
      12-01-31                                                7.35             3,260,000           3,121,091
Rochester Health Care Facilities Revenue Bonds
   Mayo Foundation Series 1992A
      11-15-19                                                4.95             5,000,000           4,251,150
Rochester Multi-family Housing Development
   Revenue Bonds Civic Square Series 1991
   (FHA Insured) A.M.T.
      07-15-31                                                7.45             4,305,000           4,439,574
Rochester Multi-family Housing Development
   Revenue Bonds Wedum Shorewood Campus
      06-01-36                                                6.60             5,000,000           4,567,100
Roseville Housing Facilities Nursing Home
   Refunding Revenue Bonds College Properties
   Series 1998
      10-01-28                                                5.88             5,000,000           4,111,700
Sartell Health Care & Housing Facilities Revenue Bonds
   The Foundation for Health Care Continuums
   Series 1999A
      09-01-29                                                6.63             3,000,000           2,730,090
Shoreview Senior Housing Revenue Bonds
   Series 1996
      02-01-26                                                7.25             3,200,000           3,056,000
Southeastern Minnesota Multi-county
   Housing & Redevelopment Authority
   Revenue Bonds Goodhue County Apartments
   Series 1999B
      01-01-31                                                5.75             2,415,000           2,250,466
Southeastern Minnesota Multi-county Housing &
   Redevelopment Authority Winona County Unlimited
   Tax General Obligation Bonds Series 1997
      01-01-28                                                5.35             1,170,000           1,026,301
Southern Minnesota Municipal Power Agency
   Power Supply System Revenue Bonds
   Zero Coupon Series 1994A (MBIA Insured)
      01-01-22                                                6.88            12,000,000(e)        3,092,040
      01-01-24                                                6.08             5,150,000(e)        1,167,608
Southern Minnesota Municipal Power Agency
   Revenue Bonds (Secondary MBIA Insured)
      01-01-16                                                4.75             9,165,000           7,811,879
Southern Minnesota Municipal Power Agency
   Unrefunded Balance Revenue Bonds Series 1992A
      01-01-18                                                5.75             1,895,000           1,811,184
Southern Minnesota Municipal Power Agency Power
   Supply System Pre-refunded Revenue Bonds
   Series 1992A Escrowed to Maturity
   (Secondary MBIA Insured)
      01-01-18                                                5.75             1,970,000           1,963,814
Southern Minnesota Municipal Power Agency Power
   Supply System Revenue Bonds Zero Coupon
   Series 1994A (MBIA Insured)
      01-01-19                                                6.67            19,500,000(e)        6,123,585
Spring Park Health Care Facilities Revenue Bonds
   Twin Birch Health Care Center Series 1991
      08-01-11                                                8.25             1,780,000           1,906,807
St. Cloud Certificates of Participation
      12-01-17                                                5.90               400,000             384,180
St. Cloud Hospital Facility Pre-refunded Revenue
   Bonds St. Cloud Hospital Series 1990B
   (AMBAC Insured)
      07-01-20                                                7.00             5,000,000           5,270,650
St. Cloud Hospital Facility Refunding Revenue
   Bonds Series 1993C (AMBAC Insured)
      10-01-20                                                5.30             1,515,000           1,351,365
St. Louis Park Health Care Facilities
   Revenue Bonds Healthsystem Minnesota
   Obligated Group Series 1993
   (AMBAC Insured)
      07-01-23                                                5.20             5,000,000           4,333,500
St. Louis Park Health Care Facilities
   Revenue Bonds Healthsystem Minnesota
   Obligated Group Series 1993B Inverse Floater
   (AMBAC Insured)
      07-01-13                                                5.48             7,000,000(g)        6,133,750
St. Louis Park Multi-family Housing Refunding
   Revenue Bonds Park Boulevard Towers
   Series 1996A
      04-01-31                                                7.00             3,940,000           3,865,928
St. Paul Housing & Redevelopment Authority Health
   Care Facilities Revenue Bonds Lyngblomsten
   Care Center Series 1993A
      11-01-06                                                7.13               830,000             819,774
      11-01-17                                                7.13             1,820,000           1,798,961
St. Paul Housing & Redevelopment Authority Health
   Care Facilities Revenue Bonds Lyngblomsten
   Multi-family Rental Housing Series 1993B
      11-01-24                                                7.00             1,870,000           1,787,327
St. Paul Housing & Redevelopment Authority Health
   Care Facilities Revenue Bonds Regions Hospital
   Series 1998
      05-15-28                                                5.30             4,125,000           3,244,106
St. Paul Housing & Redevelopment Authority Sales
   Tax Revenue Bonds Civic Center
      11-01-13                                                5.45             1,870,000           1,865,344
St. Paul Housing & Redevelopment Authority Sales
   Tax Revenue Bonds Civic Center Escrowed
   to Maturity (Secondary MBIA Insured)
      11-01-23                                                5.55             7,500,000           7,156,500
St. Paul Housing & Redevelopment Authority Single
   Family Housing Mortgage Refunding Revenue
   Mortgage-backed Bonds Middle Income Phase II
   (FNMA Insured)
      03-01-28                                                6.80             3,345,000           3,462,510
St. Paul Independent School District 625 Certificates of
   Participation Series 1999A
      02-01-19                                                4.75             1,000,000             838,920
St. Paul Port Authority Revenue Bonds
   Hotel Facilities Radisson Kellogg 2nd Series 1999
      08-01-29                                                7.38             3,500,000           3,395,070
St. Paul Port Authority Unlimited Tax General
   Obligation Bonds
      03-01-24                                                5.13             4,770,000           4,159,583
State Agricultural & Economic Development Board
   Health Care Facilities Refunding Revenue Bonds
   Benedictine Health System-St. Mary's Health System
   Duluth Clinic Obligated Group Series 1999A
   (MBIA Insured)
      02-15-23                                                5.00             4,795,000           4,077,141
State Agricultural & Economic Development Board
   Health Care Facilities Refunding Revenue Bonds
   Fairview Hospital & Healthcare Services
   Series 1997A (MBIA Insured)
      11-15-26                                                5.75             2,000,000           1,910,460
State Agricultural & Economic Development Board
   Health Care Facilities Revenue Bonds
   Benedictine Health Series 1999A
   (MBIA Insured)
      02-15-16                                                4.75             1,000,000             860,780
State General Obligation Various Purpose
   Pre-refunded Bonds Series 1991
      08-01-11                                                6.70             8,000,000           8,266,879
State Higher Education Facilities Authority
   Augsburg College Mortgage Revenue Bonds
   4th Series 1999Y
      10-01-27                                                5.30             1,200,000           1,022,400
State Higher Education Facilities Authority
   Augsburg College Mortgage Revenue Bonds
   Series 4-F1
      05-01-23                                                6.25             1,750,000           1,695,593
State Higher Education Facilities Authority
   Gustavus Adolphus College Revenue Bonds
   4th Series 1998X
      10-01-24                                                4.80             2,340,000           1,897,646
State Higher Education Facilities Authority
   Macalester College Revenue Bonds 4th Series 1997J
      03-01-17                                                5.55             1,000,000             971,270
State Higher Education Facilities Authority
   Northwestern College of Chiropractic Mortgage
   Revenue Bonds 4th Series 1999Z
      10-01-13                                                5.20               275,000             255,302
State Higher Education Facilities Authority
   University of St. Thomas Revenue Bonds
   4th Series 1997P
      04-01-23                                                5.40               580,000             519,790
State Housing Finance Agency Single Family
   Housing Mortgage Bonds Series 1991A
   A.M.T.
      07-01-22                                                7.45             1,195,000           1,223,572
State Housing Finance Agency Single Family
   Housing Mortgage Revenue Bonds Series 1992A
      07-01-16                                                6.95             2,105,000(f)        2,176,696
State Housing Finance Agency Single Family
   Housing Mortgage Revenue Bonds Series 1994L
   A.M.T.
      07-01-20                                                6.70               800,000             812,200
State Housing Finance Agency Single Family
   Housing Mortgage Revenue Bonds Series 1996J
   A.M.T.
      07-01-21                                                5.60               465,000             426,438
State Housing Finance Agency Single Family
   Housing Mortgage Revenue Bonds Series 1997D
   A.M.T.
      07-01-19                                                5.85             2,465,000           2,365,463
State Housing Finance Agency Single Family
   Housing Mortgage Revenue Bonds Series 1997E
   A.M.T.
      01-01-26                                                5.75             2,935,000           2,719,278
      07-01-29                                                5.90             8,630,000           8,115,134
State Public Facilities Authority Drinking Water
   Revenue Bonds Series 1999B
      03-01-19                                                5.13             1,000,000             900,100
State Public Facilities Authority Water Pollution
   Control Revenue Bonds Series 1998A
      03-01-16                                                4.75             2,500,000           2,181,600
State University Board of Regents General Obligation
   Bonds Inverse Floater Series 1993A
      08-15-03                                                5.87             5,000,000(g)        5,050,000
State University Board of Regents General Obligation
   Bonds Series 1996A
      07-01-21                                                5.50            12,500,000          11,880,749
State University Board of Regents Refunding
   Revenue Bonds Series 1986A Escrowed to Maturity
      02-01-11                                                6.00             4,625,000           4,631,891
Vadnais Heights Multi-family Housing Refunding
   Revenue Bonds Cottages of Vadnais Heights
   Series 1995 A.M.T.
      12-01-31                                                7.00             3,110,000           2,976,426
Vadnais Heights Multi-family Housing Tax Credit
   Revenue Bonds Series 1997 A.M.T.
      07-15-09                                                7.00             1,080,000           1,047,179
Washington County Housing & Redevelopment
   Authority Refunding Revenue Bonds Woodbury
   Multi-family Housing Series 1996
      12-01-23                                                6.95             1,940,000           1,876,310
Western Minnesota Municipal Power Agency
   Refunding Revenue Bonds Series 1987A
      01-01-15                                                5.50             5,000,000           4,745,500
Western Minnesota Municipal Power Agency
   Refunding Revenue Bonds Series 1987A
   (Secondary MBIA Insured)
      01-01-15                                                5.50             6,250,000           6,069,938
Western Minnesota Municipal Power Agency
   Revenue Bonds Escrowed to Maturity
   (AMBAC Insured)
      01-01-16                                                6.75             5,935,000           6,156,910
Windom Independent School District 177
   Unlimited Tax General Obligation Bonds
   Series 1999
      02-01-24                                                4.75             2,695,000           2,212,326
Woodbury Senior Housing Revenue Bonds
   Summer House of Woodbury Series 1999
      07-01-34                                                6.40             5,145,000           4,795,346

Total municipal bonds
(Cost: $403,718,446)                                                                            $395,519,397

Total investments in securities
(Cost: $403,718,446)(h)                                                                         $395,519,397

Notes to investments in securities
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue:
ACA      -- ACA  Financial  Guaranty  Corporation
AMBAC    -- American  Municipal  Bond Association Corporation
BIG      -- Bond Investors Guarantee
CGIC     -- Capital Guaranty Insurance  Company
FGIC     -- Financial  Guarantee  Insurance  Corporation
FHA      -- Federal Housing Authority
FNMA     -- Federal National  Mortgage  Association
FSA      -- Financial  Security Assurance
GNMA     -- Government  National Mortgage  Association
MBIA     -- Municipal Bond Investors  Assurance

(c) The following  abbreviations may be used in the portfolio descriptions:
A.M.T.   --  Alternative Minimum Tax -- As of Dec. 31, 1999, the value of securities subject to alternative minimum tax represented 17.29% of net assets.
B.A.N.   --  Bond Anticipation Note
C.P.     --  Commercial Paper
R.A.N.   --  Revenue Anticipation Note
T.A.N.   --  Tax Anticipation Note
T.R.A.N. --  Tax & Revenue Anticipation Note
V.R.     --  Variable Rate
V.R.D.B. --  Variable Rate Demand Bond
V.R.D.N. --  Variable Rate Demand Note

(d) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 1999.
(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(f) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

Type of security                                                Notional Amount
Purchase contracts
Municipal Bonds, March 2000                                        $6,600,000

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 1999. Inverse floaters in the aggregate represent 4.21% of the Fund's net assets as of Dec. 31, 1999.
(h) At Dec. 31, 1999, the cost of securities for federal income tax purposes was approximately $403,718,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $9,515,000
Unrealized depreciation                                           (17,714,000)
                                                                  -----------
Net unrealized depreciation                                       $(8,199,000)

AXP New York Tax-Exempt Fund
Dec. 31, 1999 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (97.6%)
Name of issuer and title of issue(b,c)                  Coupon            Principal            Value(a)
                                                         rate               amount
Albany County Airport  Authority Airport Revenue
 Bonds Series 1997 (FSA Insured) A.M.T.
      12-15-19                                            5.50%          $250,000(d)          $231,728
Broome County Certificates of Participation
   Public Safety Facilities Series 1994 (MBIA Insured)
      04-01-22                                            5.25          2,650,000            2,368,597
Buffalo Municipal Water Finance Authority Water
   System Revenue Bonds Series 1995 (FGIC Insured)
      07-01-25                                            5.00          1,000,000              849,510
Buffalo Unlimited Tax General Obligation School
   Bonds Series 1997B (AMBAC Insured)
      02-01-16                                            5.38            500,000              471,460
Erie County Unlimited Tax General Obligation Bonds
   Series 1995B (FGIC Insured)
      06-15-25                                            5.50            700,000              644,350
Erie County Water Authority Water Works System
   Revenue Bonds Series 1990A Escrowed to Maturity
   (AMBAC Insured)
      12-01-08                                            6.00          1,765,000            1,838,901
Fallsburg Sullivan Counties Unlimited Tax General
   Obligation Pre-refunded Improvement Bonds
   Series 1991 (AMBAC Insured)
      04-01-11                                            7.05            325,000              341,643
      04-01-12                                            7.05            325,000              341,643
      04-01-13                                            7.05            325,000              341,643
      04-01-14                                            7.05            325,000              341,643
Huntington Housing Authority Senior Housing
   Facilities Revenue Bonds Gurwin Jewish Senior
   Residences Series 1999A
      05-01-39                                            6.00          1,750,000            1,478,155
Kenmore Housing Authority
   Multi-family Housing Revenue Bonds
   State University Buffalo Student Apartments
   Series 1999A (Asset Guaranty)
      08-01-24                                            5.50          1,000,000              893,730
Metropolitan Transportation Authority Commuter
   Facilities Revenue Bonds Series 1997B
   (AMBAC Insured)
   07-01-24                                               5.13          1,000,000              867,720
Metropolitan Transportation Authority Commuter
   Facilities Revenue Bonds Series 1998A
   (MBIA Insured)
      07-01-24                                            4.75          1,500,000            1,226,160
Metropolitan Transportation Authority Commuter
   Facilities Service Contract Refunding Bonds
   5th Series 1987
      07-01-16                                            6.50          1,775,000            1,812,950
Metropolitan Transportation Authority
   Dedicated Tax Revenue Bonds Series 1998A
   (FGIC Insured)
      04-01-28                                            4.75          1,000,000              804,330
Monroe County Airport Authority
   Airport Refunding Revenue Bonds
   Greater Rochester International Airport
   (MBIA Insured)
      01-01-16                                            5.88          1,500,000            1,517,880
Mount Vernon Industrial Development Agency Civic
   Facilities Revenue Bonds Wartburg Senior Housing
   Incorporated Meadowview
      06-01-29                                            6.20          1,000,000              857,940
New York & New Jersey Port Authority Special
   Obligation Revenue Bonds KIAC Partners
   4th Series 1996 A.M.T.
      10-01-19                                            6.75          1,500,000            1,518,045
New York City Industrial Development Agency
   Civic Facilities Refunding Revenue & Improvement
   Bonds Lighthouse International Series 1998
   (MBIA Insured)
      07-01-23                                            4.50            200,000              156,568
New York City Industrial Development Agency
   Civic Facilities Revenue Bonds Riverdale Country
   School Series 1997 (MBIA Insured)
      06-01-17                                            5.25          1,000,000              916,560
New York City Industrial Development Agency
   Civic Facilities Revenue Bonds Rockefeller
   Foundation Series 1993
      07-01-23                                            5.38          2,000,000            1,834,180
New York City Industrial Development Agency
   Civic Facilities Revenue Bonds Touro College
   Series 1999A
      06-01-29                                            6.35          1,000,000              926,570
New York City Industrial Development Agency
   Civic Facilities Revenue Bonds Trinity Episcopal
   School Series 1997 (MBIA Insured)
      06-15-27                                            5.25          1,000,000              873,030
New York City Industrial Development Agency
   Civic Facilities Revenue Bonds YMCA Series 1997
      08-01-16                                            5.80          1,000,000              954,280
New York City Municipal Water Finance Authority
   Water & Sewer System Revenue Bonds
   Series 1994B Inverse Floater (MBIA Insured)
      06-15-09                                            7.07          2,000,000(e)         1,952,500
New York City Municipal Water Finance Authority
   Water & Sewer System Revenue Bonds
   Series 1996B (MBIA Insured)
      06-15-26                                            5.75            500,000              476,830
New York City Transitional Finance Authority
   Future Secured Sales Tax Revenue Bonds Series 1998B
      11-15-23                                            4.75          1,500,000            1,224,330
New York City Transitional Finance Authority
   Future Secured Sales Tax Revenue Bonds Series 1999C
      05-01-29                                            5.00          1,000,000              835,130
New York City Unlimited Tax General Obligation
   Bonds Series 1996G
      02-01-17                                            5.75          1,500,000            1,452,405
New York City Unlimited Tax General Obligation
   Bonds Series 1996J
      02-15-19                                            5.88          1,000,000              971,430
New York City Unlimited Tax General Obligation
   Bonds Series 1999I (MBIA Insured)
      04-15-29                                            5.00          1,000,000              834,050
New York City Unlimited Tax General Obligation
   Pre-refunded Bonds Series 1994B-1
      08-15-16                                            7.00          1,500,000            1,647,945
North Hempstead Unlimited Tax General Obligation
   Various Purpose Bonds Series 1998A
   (FGIC Insured)
      01-15-23                                            4.75          1,000,000              822,330
Oneida County Industrial Development Agency Civic
   Facilities Revenue Bonds Mohawk Valley
   Handicapped Services (ACA Insured)
      03-15-19                                            5.30            500,000              443,985
State Dormitory Authority College Revenue Bonds
   Barnard College Series 1996 (AMBAC Insured)
      07-01-16                                            5.25          1,140,000            1,060,246
State Dormitory Authority College Revenue Bonds
   Consolidated City University System Series 1993A
      07-01-13                                            5.75          3,000,000            3,008,400
State Dormitory Authority College Revenue Bonds
   Cooper Union Series 1996 (AMBAC Insured)
      07-01-20                                            5.38            860,000              789,489
State Dormitory Authority College Revenue Bonds
   Culinary Institute of America Series 1997
   (MBIA Insured)
      07-01-17                                            5.00            500,000              442,815
State Dormitory Authority College Revenue Bonds
   Long Island University Series 1999
   (Asset Guaranty)
      09-01-28                                            5.25          1,400,000            1,192,884
State Dormitory Authority College Revenue Bonds
   St. Thomas Aquinas College Series 1998
   (Asset Guaranty)
      07-01-14                                            5.00          1,125,000            1,013,029
State Dormitory Authority Pre-refunded College
   Revenue Bonds Consolidated City University
   System 3rd General Resolution 2nd Series 1994
   (MBIA Insured)
      07-01-19                                            6.25          1,500,000            1,588,965
State Dormitory Authority Revenue Bonds
   Pratt Institute Series 1999 (Asset Guaranty)
      07-01-20                                            6.00          1,500,000            1,462,065
State Dormitory Authority Revenue Bonds
   Frances Schervier Home Series 1997
   (Asset Guaranty)
      07-01-17                                            5.50          1,000,000              931,940
State Dormitory Authority Revenue Bonds
   NYACK Hospital Series 1996
      07-01-13                                            6.25          1,000,000              958,200
State Dormitory Authority Revenue Bonds
   St. Francis Hospital Series 1999A
   (MBIA Insured)
      07-01-29                                            5.50          1,000,000              904,490
State Dormitory Authority State University Educational
   Facilities Pre-refunded Revenue Bonds Series 1990A
      05-15-12                                            7.70          1,750,000            1,807,908
State Dormitory Authority State University Educational
   Facilities Refunding Revenue Bonds Series 1990B
      05-15-11                                            7.50          1,900,000            2,160,547
State Dormitory Authority State University Educational
   Facilities Refunding Revenue Bonds Series 1993A
   (Secondary AMBAC Insured)
      05-15-15                                            5.25          1,000,000              953,270
      05-15-19                                            5.50          2,000,000            1,912,660
State Energy Research & Development Authority
   Gas Facilities Revenue Bonds Brooklyn Union Gas
   Series 1996 (MBIA Insured)
      01-01-21                                            5.50          2,000,000            1,863,440
State Energy Research & Development Authority
   Pollution Control Refunding Revenue Bonds
   Rochester Gas & Electric Series 1992B
   (MBIA Insured) A.M.T.
      05-15-32                                            6.50          2,500,000            2,532,875
State Energy Research & Development Authority
   Solid Waste Disposal Revenue Bonds New York
   State Electric & Gas Company Series 1993A
   (MBIA Insured) A.M.T.
      12-01-28                                            5.70          3,000,000            2,777,340
State Environmental Facilities State Water Revolving
   Fund Pollution Control Revenue Bonds Series 1990A
      06-15-12                                            7.50          3,000,000            3,100,770
State Local Government Assistance Pre-refunded
   Sales Tax Revenue Bonds Series 1991A
      04-01-16                                            7.00          4,000,000            4,200,519
State Local Government Assistance Sales Tax
   Refunding Revenue Bonds Series 1997B
   (MBIA Insured)
      04-01-20                                            4.88          1,000,000              846,220
State Local Government Assistance Sales Tax
   Revenue Bonds Series 1992C
      04-01-22                                            5.50          1,500,000            1,379,100
State Medical Care Facilities Finance Agency Mental
   Health Services Refunding Revenue Bonds
   Series 1993F (Secondary FSA Insured)
      02-15-14                                            5.38          1,000,000              959,330
State Medical Care Facilities Finance Agency Mental
   Health Services Revenue Bonds Series 1994A
   (Secondary FSA Insured)
      08-15-23                                            5.25          1,500,000            1,317,645
State Mortgage Agency Homeowner Mortgage
   Refunding Revenue Bonds Series 1991TT
      04-01-15                                            7.50          4,000,000            4,143,519
State Mortgage Agency Homeowner Mortgage
   Revenue Bonds 27th Series 1992
      04-01-15                                            6.90          3,000,000            3,165,360
State Thruway Authority Local Highway & Bridge
   Service Contract Pre-refunded Revenue Bonds
   Series 1991
      01-01-11                                            6.00          2,500,000            2,545,350
State Urban Development Capital Correctional
   Facilities Refunding Revenue Bonds Series 1994A
      01-01-21                                            5.25          2,500,000            2,180,850
State Urban Development Capital Correctional
   Facilities Revenue Bonds 5th Series 1995
   (MBIA Insured)
      01-01-25                                            5.50            750,000              689,063
State Urban Development Higher Education Applied
   Technology Grants Revenue Bonds Series 1995
   (MBIA Insured)
      04-01-15                                            5.75          1,000,000              995,880
Suffolk County Industrial Development Agency
   Continuing Care Retirement Revenue Bonds
   Jeffersons Ferry 1st  Series 1999A
      11-01-28                                            7.25          1,500,000            1,462,665
Triborough Bridge & Tunnel Authority General
   Purpose Pre-refunded Revenue Bonds Series 1990S
      01-01-21                                            7.00          3,000,000            3,126,390
Triborough Bridge & Tunnel Authority Special
   Obligation Refunding Revenue Bonds Series 1991B
   (Secondary FGIC Insured)
      01-01-15                                            6.88          2,000,000            2,081,200
Troy Municipal Assistance General Obligation
   Revenue Bonds Series 1996A (MBIA Insured)
      01-15-22                                            5.00          1,250,000            1,076,388
Ulster County Independent Development Agency Civic
   Facilities Revenue Bonds Benedictine Hospital
   Series 1999A
      06-01-24                                            6.45          1,950,000            1,745,991
United Nations Development Senior Lien
   Pre-refunded Revenue Bonds Series 1992A
      07-01-26                                            6.00          4,500,000            4,763,294
Utica Industrial Development Agency Civic Facilities
   Revenue Bonds Munson-Williams-Proctor
   Series 1996A (MBIA Insured)
      07-15-16                                            5.50            750,000              714,765
Total municipal bonds
(Cost: $102,249,643)                                                                      $102,925,013

Municipal notes (0.8%)
Issuer(b,c,f)                                           Effective       Amount payable           Value(a)
                                                          yield          at maturity
Long Island Power Authority Electric Systems
   Revenue Bonds V.R.
      05-01-33                                            4.70%          $700,000             $700,000
New York City V.R. Series 1994B2
      08-15-11                                            4.75            100,000              100,000
Total municipal notes
(Cost: $800,000)                                                                              $800,000

Total investments in securities
(Cost: $103,049,643)(g)                                                                   $103,725,013

Notes to investments in securities
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue:
ACA      -- ACA  Financial  Guaranty  Corporation
AMBAC    -- American  Municipal Bond Association Corporation
BIG      -- Bond Investors Guarantee
CGIC     -- Capital Guaranty Insurance  Company
FGIC     -- Financial  Guarantee  Insurance  Corporation
FHA      -- Federal Housing Authority
FNMA     -- Federal National  Mortgage  Association
FSA      -- Financial  Security Assurance
GNMA     -- Government  National Mortgage  Association
MBIA     -- Municipal Bond Investors  Assurance

(c) The following  abbreviations may be used in the portfolio descriptions:
A.M.T.   -- Alternative Minimum Tax -- As of Dec. 31, 1999, the value of securities subject to alternative minimum tax represented 6.69% of net assets.
B.A.N.   -- Bond Anticipation Note
C.P.     -- Commercial Paper
R.A.N.   -- Revenue Anticipation Note
T.A.N.   -- Tax Anticipation Note
T.R.A.N .-- Tax & Revenue Anticipation Note
V.R.     -- Variable Rate
V.R.D.B. -- Variable Rate Demand Bond
V.R.D.N. -- Variable Rate Demand Note

(d) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):
Type of security                                               Notional Amount
Purchase contracts
Municipal Bonds, March 2000                                       $8,100,000
(e) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 1999. Inverse floaters in the aggregate represent 1.85% of the Fund's net assets as of Dec. 31, 1999.
(f) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 1999.
(g) At Dec. 31, 1999, the cost of securities for federal income tax purposes was approximately $103,050,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized  appreciation                                             $3,908,000
Unrealized depreciation                                              (3,233,000)
                                                                     ----------
Net unrealized appreciation                                            $675,000

AXP Ohio Tax-Exempt Fund
Dec. 31, 1999 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (99.0%)
Name of issuer and title of issue(b,c)                      Coupon            Principal            Value(a)
rate  amount
Akron Bath Copley Joint Township Hospital District
   Revenue Bonds Summa Hospital Series 1998A
      11-15-24                                               5.38%        $1,500,000           $1,207,095
Barberton Limited Tax Various Purpose General
   Obligation Bonds 1st Series 1989
      12-01-09                                               7.35            700,000              715,596
Bellefontaine Hospital Facility Refunding Revenue
   Bonds Mary Rutan Health Association of Logan
   County Series 1993
      12-01-13                                               6.00          1,000,000              920,240
Buckeye Valley Local School District School
   Improvement Unlimited Tax General Obligation
   Bonds Series 1995A (MBIA Insured)
      12-01-20                                               5.25          1,000,000              907,930
Butler County Hospital Facility Improvement
   Refunding Revenue Bonds Fort Hamilton-Hughes
   Memorial Center  Series 1991
      01-01-10                                               7.50          1,750,000            1,811,128
Carroll Water & Sewer District
   Unlimited Tax General Obligation Bonds
      12-01-10                                               6.25            445,000              441,057
Carroll Water & Sewer District Unlimited Tax
   General Obligation Bonds Water System
   Improvement
      12-01-10                                               6.25            955,000              956,356
Celina Local School District Unlimited General
   Obligation Bonds Series 1996 (FGIC Insured)
      12-01-20                                               5.25          1,000,000              911,240
Clermont County Hospital Facility Revenue Bonds
   Mercy Health System Province of Cincinnati
   Series 1989A (AMBAC Insured)
      09-01-19                                               7.50            170,000              177,891
Cleveland Airport Systems Revenue Bonds
   Series 1990A (MBIA Insured) A.M.T.
      01-01-17                                               5.13          1,000,000              888,980
Cleveland Waterworks Improvement 1st Mortgage
   Refunding Revenue Bonds Series F 1992B
   (AMBAC Insured)
      01-01-16                                               6.25          1,000,000            1,021,360
Columbus Tax Increment Finance Revenue Bonds
   Easton Series 1999 (AMBAC Insured)
      12-01-24                                               4.88          1,000,000              827,420
Coshocton County Solid Waste Disposal Refunding
   Revenue Bonds Stone Container Series 1992
      08-01-13                                               7.88          1,000,000            1,038,380
Cuyahoga County Health Care Facilities Refunding
   Revenue Bonds Judson Retirement Community
   Series A
      11-15-18                                               7.25          1,000,000              982,760
Cuyahoga County Hospital Improvement Revenue
   Bonds Mount Sinai Medical Center Series 1991
   (AMBAC Insured)
      11-15-21                                               6.63            600,000              633,426
Cuyahoga County Hospital Improvement Revenue
   Bonds University Hospitals Health System
   Series 1992 (AMBAC Insured)
      01-15-11                                               6.50            500,000              527,060
      01-15-19                                               5.40          1,000,000              926,860
Cuyahoga County Hospital Refunding Revenue
   Bonds Cleveland Clinic Foundation Series 1992
      11-15-11                                               5.50          1,500,000            1,505,610
Cuyahoga County Hospital Revenue Bonds Meridia
   Health Series 1991
      08-15-23                                               7.00          1,000,000            1,056,740
Cuyahoga County Limited Tax General
   Obligation Bonds
      05-15-13                                               5.60            500,000              507,970
Delaware County Sewer Improvement Limited Tax
   General Obligation Bonds
      12-01-15                                               5.25          1,000,000              937,360
Dover Limited Tax Improvement General Obligation
   Bonds Municipal Sewer System
      12-01-09                                               7.10          1,000,000            1,030,850
Erie County Hospital Improvement Refunding
   Revenue Bonds Firelands Community Hospital
   Series 1992
      01-01-15                                               6.75          2,000,000(d)         2,037,740
Franklin County Convention Facilities Authority
   Tax & Lease Revenue Anticipation Pre-refunded
   Bonds (MBIA Insured)
      12-01-19                                               7.00          1,500,000            1,568,715
Franklin County Health Care Facilities Refunding
   Revenue Bonds Lutheran Senior City Incorporated
   Series 1999
      12-15-28                                               6.13          1,250,000            1,057,600
Franklin County Multi-family Housing Refunding
   Revenue Bonds Jefferson Chase Apartments
   Series 1998B A.M.T.
      11-01-35                                               6.40          1,000,000              898,740
Franklin County Multi-family Housing Refunding
   Revenue Bonds West Bay Apartments A.M.T.
      12-01-25                                               6.38          1,000,000              929,020
Greater Cleveland Regional Transit Authority
   General Obligation Bonds Series R
   (FGIC Insured)
      12-01-16                                               4.75          1,000,000              861,570
Hamilton County Sales Tax Revenue Bonds
  Hamilton County Football Series 1998A
   (MBIA Insured)
      12-01-17                                               4.75          1,000,000              849,210
Hamilton County Sales Tax Revenue Bonds
   Hamilton County Football Series 1998B
   (MBIA Insured)
      12-01-27                                               5.00          1,000,000              841,600
Hilliard County School District Unlimited Tax
   General Obligation Bonds Series A (FGIC Insured)
      12-01-20                                               5.00          1,000,000              876,280
Jackson County Hospital Facilities Revenue Bonds
   Consolidated Health System Jackson Hospital
   (Asset Guaranty)
      10-01-20                                               6.13          1,000,000              976,380
Lakota Local School District Unlimited Tax
   Improvement General Obligation Bonds
    (AMBAC Insured)
      12-01-14                                               6.25          2,000,000            2,140,301
Lorain County Hospital Facilities Refunding
   Revenue Bonds EMH Regional Medical Center
   Series 1995 (AMBAC Insured)
      11-01-21                                               5.38          2,000,000            1,792,860
Lorain County Independent Living & Hospital
   Facilities Refunding Revenue Bonds Elyria United
   Methodist Series 1996C
      06-01-22                                               6.88          1,000,000              982,550
Mahoning Valley Sanitary District Water
   Refunding Revenue Bonds (FSA Insured)
      11-15-18                                               5.75          1,300,000            1,273,532
Marion County Health Care Facilities Improvement
   Refunding Revenue Bonds United Church Homes
   Series 1993
      11-15-10                                               6.38            945,000              912,284
Marysville  Sewer System 1st Mortgage  Revenue  Bonds
 Series 1988 (BIG  Insured) A.M.T.
      02-15-08                                               7.85            370,000              371,006
Marysville Water System Mortgage Revenue Bonds
   Series 1991 (MBIA Insured)
      12-01-21                                               7.05          1,000,000            1,055,420
Montgomery County Health Facilities Refunding
   Revenue Bonds Friendship Village Dayton
   Series 1990A
      02-01-16                                               9.25          1,000,000            1,023,930
Montgomery County Hospital Facilities Refunding
   Revenue Bonds Kettering Medical Center
      04-01-22                                               6.75          1,000,000              947,130
Montgomery County Hospital Facility Refunding
   Revenue & Improvement Bonds Ketter Medical
   Center Series 1996 (MBIA Insured)
      04-01-26                                               5.50          1,000,000              910,930
Montgomery County Water Revenue Bonds Greater
   Moraine-Beavercreek District (FGIC Insured)
      11-15-17                                               6.25          1,000,000           1,023,800
North Olmstead County General Obligation Bonds
    (AMBAC Insured)
      12-01-16                                               5.00          1,500,000           1,356,675
      12-01-21                                               5.00            200,000             173,806
Oak Hills Local School District Unlimited Tax
   General Obligation Bonds Series 1997
   (MBIA Insured)
      12-01-25                                               5.13          1,000,000             869,350
Orrville Electric System Refunding Revenue &
   Improvement Mortgage Bonds Series 1997
   (AMBAC Insured)
      12-01-17                                               5.10          1,000,000             906,750
Pickerington Local School District Unlimited Tax
  General Obligation Pre-refunded Bonds
   (AMBAC Insured)
      12-01-13                                               7.00          1,000,000           1,045,810
Rural Loraine County Water Authority Water
   Resource Improvement Pre-refunded Revenue
   Bonds Series 1991 (AMBAC Insured)
      10-01-11                                               7.00          1,000,000           1,050,260
Stark County Health Care Facilities Refunding
   Revenue Bonds Rose Lane (GNMA/FHA Insured)
      07-20-33                                               5.45            215,000             188,903
State Air Quality Development Authority Refunding
   Revenue Bonds JMG Funding Limited Partnership
  (AMBAC Insured) A.M.T.
   04-01-29                                                  6.38            500,000             503,065
State Air Quality Development Authority Refunding
   Revenue Bonds Series 1994 (AMBAC Insured)
   A.M.T.
      01-01-29                                               6.38          2,000,000           2,012,260
State Air Quality Development Authority Revenue
   Bonds Columbus & Southern Series A
   (FGIC Insured)
      12-01-20                                               6.38          1,000,000           1,017,910
State Department of Administrative Services
  Certificate of Participation Ohio Center Series 1998
   (AMBAC Insured)
      07-15-28                                               5.00            550,000             462,941
State Higher Educational Facility Commission Revenue Bonds
   John Carroll University Project
      04-01-20                                               5.85          1,000,000             962,060
State Housing Finance Agency Mortgage Revenue
   Bonds Aristocrat South Board & Care Series 1991A
   (FHA Insured) A.M.T.
      08-01-31                                               7.30          1,500,000           1,533,120
State Housing Finance Agency Single Family
   Mortgage Revenue Bonds Series 1990A
   (GNMA Insured) A.M.T.
      03-01-30                                               7.80            210,000             213,975
State Housing Finance Agency Single Family
   Mortgage Revenue Bonds Series 1990C
   (GNMA Insured) A.M.T.
      09-01-21                                               7.85            420,000             432,566
State Municipal Electric Generation Agency
   Revenue Bonds Joint Venture 5 (AMBAC Insured)
      02-15-24                                               5.38          2,000,000           1,817,940
State Turnpike Commission Revenue Bonds Series 1998B
   (FGIC Insured)
      02-15-28                                               4.75            800,000             642,320
State Turnpike Commission Revenue Bonds Series A
      02-15-24                                               5.75          1,000,000           1,053,070
State Turnpike Commission Revenue Bonds Series A
   (MBIA Insured)
      02-15-26                                               5.50          1,000,000           1,044,540
State Valley School District School Improvement
   Unlimited Tax General Obligation Bonds Counties
   of Adams & Highland Series 1995 (MBIA Insured)
      12-01-21                                               5.25          2,000,000           1,800,340
State Water & Air Quality Development Authority
   Pollution Control Refunding Revenue Bonds
   Cleveland Electric Illuminating Series 1995
      08-01-25                                               7.70          1,000,000           1,062,580
State Water & Air Quality  Development  Authority
  Pollution  Control  Refunding Revenue Bonds
  Toledo Edison Series 1994A A.M.T.
      10-01-23                                               8.00          1,000,000           1,068,930
State Water & Air Quality Development Authority
   Water Development Refunding Revenue Bonds
   Pure Water (AMBAC Insured)
      12-01-18                                               5.50            750,000             711,128
State Water & Air Quality Development Authority
   Solid Waste Disposal Revenue Bonds Northstar
   BHP Steel LLC-Cargill
   Series 1995 A.M.T.
      09-01-20                                               6.30           500,000(d)           495,050
University of Cincinnati Certificates of Participation
   Student Recreation Center (MBIA Insured)
      06-01-24                                               5.13          1,000,000             869,560
University of Toledo General Receipt
   College Revenue Bonds Series 1998
   (FGIC Insured)
      06-01-20                                               4.75          1,000,000             833,310
University of Toledo General Receipt Pre-refunded
   Bonds Series 1990 (MBIA Insured)
      06-01-20                                               7.13            500,000             516,160
Warren County Various Purpose Limited Tax
   General Obligation Bonds Series 1992
      12-01-12                                               6.10            500,000             535,105
Total municipal bonds
(Cost: $68,528,797)                                                                          $68,443,391

Total investments in securities
(Cost: $68,528,797)(e)                                                                       $68,443,391

Notes to investments in securities
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue:
ACA     -- ACA  Financial  Guaranty  Corporation
AMBAC   -- American  Municipal  Bond Association Corporation
BIG     -- Bond Investors Guarantee
CGIC    -- Capital Guaranty Insurance  Company
FGIC    -- Financial  Guarantee  Insurance  Corporation
FHA     -- Federal Housing Authority
FNMA    -- Federal National  Mortgage  Association
FSA     -- Financial  Security Assurance
GNMA    -- Government  National Mortgage  Association
MBIA    -- Municipal Bond Investors  Assurance

(c) The following  abbreviations may be used in the portfolio descriptions:
A.M.T.  -- Alternative Minimum Tax -- As of Dec. 31, 1999, the value of securities subject to alternative minimum tax represented 13.52% of net assets.
B.A.N.  -- Bond Anticipation Note
C.P.    -- Commercial Paper
R.A.N.  -- Revenue Anticipation Note
T.A.N.  -- Tax Anticipation Note
T.R.A.N -- Tax & Revenue Anticipation Note
V.R.    -- Variable Rate
V.R.D.B -- Variable Rate Demand Bond
V.R.D.N -- Variable Rate Demand Note

(d) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):
Type of security                                               Notional Amount
Purchase contracts
Municipal Bonds, March 2000                                      $4,000,000
(e) At Dec. 31, 1999, the cost of securities for federal income tax purposes was approximately $68,529,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $1,864,000
Unrealized depreciation                                            (1,950,000)
                                                                   ----------
Net unrealized depreciation                                          $(86,000)

American
 Express
Funds

AXP State Tax-Exempt Funds
IDS Tower 10
Minneapolis, MN 55440-0010

TICKER SYMBOL
AXP California Tax-Exempt Fund           Class A: ICALX     Class B: N/A
AXP Massachusetts Tax-Exempt Fund        Class A: IDMAX     Class B: N/A
AXP Michigan Tax-Exempt Fund             Class A: INMIX     Class B: N/A
AXP Minnesota Tax-Exempt Fund            Class A: IMNTX     Class B: IDSMX
AXP New York Tax-Exempt Fund             Class A: INYKX     Class B: N/A
AXP Ohio Tax-Exempt Fund                 Class A: IOHIX     Class B: N/A



                                PRSRT STD AUTO
                                 U.S. POSTAGE
                                    PAID
                                  SPENCER, IA
                                 PERMIT NO. 85

AMERICAN
 EXPRESS

                                                               S-6329 N (2/00)

Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.AXP State Tax-Exempt Funds IDS Tower 10 Minneapolis, MN 55440-0010